LETTER TO THE SHAREHOLDERS OF THE JPM PIERPONT DIVERSIFIED FUND

August 6, 1997

Dear Shareholder:

We are pleased to report that, at a time when prices on U.S. bonds rebounded strongly and stocks worldwide continued to post impressive results, The
JPM Pierpont Diversified Fund posted a high absolute total return of 20.52% for the fiscal year ended June 30, 1997. These results enabled the Fund to outperform its competitors as measured by the Lipper Balanced Fund Average, which returned 19.41% for the period. According to Lipper, this twelve-month total return placed the Fund:

- Within the 37th percentile of a universe of 305 similar balanced funds for the fiscal year ended June 30, 1997, and

- Within the 26th percentile of a universe of 161 similar balanced funds since December 31, 1993, which is the first available point of comparison between the Fund and its Lipper universe.

Key to the fiscal year in terms of investment strategy relative was our decision to maintain the Portfolio's overweighted position in U.S. bonds relative to the Diversified Benchmark.* This decision also meant under-weighting U.S. large cap equities, which Morgan's proprietary valuation analysis had identified as expensive. Regrettably, U.S. large cap equity prices soon outstripped their underlying fundamentals as investors, who were concerned that the Federal Reserve might have to additionally tighten monetary policy by raising short-term interest rates, narrowed performance leadership to the market's largest-capitalized stocks. These are the so-called "Nifty Fifty" defensive growth stocks within the S&P 500. Faced with such an environment, the Fund's one-year return lagged the 22.32% same-period results of the Fund's Diversified Benchmark. The Diversified Benchmark is an unmanaged index whose performance does not include fees or operating expenses and which is not available to individual or institutional investors.

The Fund's net asset value at its current fiscal year end was $13.89 per share, compared with $12.22 at June 30, 1996, after making distributions of $0.32 from ordinary income, $0.18 from short-term capital gains, and $0.22 from long-term capital gains. In addition, the Fund's net assets grew from almost $53.2 million at June 30, 1996 to over $70.3 million at June 30, 1997. The net assets of The Diversified Portfolio, in which the Fund invests, rose from approximately $246 million at June 30, 1996 to over $307 million at June 30, 1997.

-------------------------------------------------------------------------------
TABLE OF CONTENTS

LETTER TO THE SHAREHOLDERS .......... 1   FUND FACTS AND HIGHLIGHTS .......... 7

FUND PERFORMANCE .................... 3   SPECIAL FUND-BASED SERVICES ........ 8

PORTFOLIO MANAGER Q&A ............... 4   FINANCIAL STATEMENTS ............. 10
-------------------------------------------------------------------------------

The report that follows includes an interview with Gerald H. Osterberg, a member of the portfolio management team. It is designed to answer commonly asked questions about the Fund, elaborate on what happened during the reporting period, and provide an outlook for the months ahead.

As chairman and president of Asset Management Services, we look forward to sharing Morgan's insights regarding global markets with you in the future. If you have any comments or questions, please call your Morgan representative or J.P. Morgan Funds Services at (800) 521-5411.

Sincerely yours,

/s/ Ramon de Oliveira

Ramon de Oliveira
Chairman of Asset Management Services
J.P. Morgan & Co. Incorporated


/s/ Keith M. Schappert

Keith M. Schappert
President of Asset Management Services
J.P. Morgan & Co. Incorporated

* COMPRISED OF 52% S&P 500 INDEX, 35% SALOMON BROTHERS BROAD INVESTMENT GRADE BOND INDEX, 10% MSCI EAFE INDEX, AND 3% RUSSELL 2000 INDEX.

Fund performance

EXAMINING PERFORMANCE

One way to evaluate a mutual fund's historical performance is to look at the growth of a hypothetical investment of $10,000. The chart at right shows that $10,000 invested in the Fund on September 30, 1993* would have grown to $16,392 at June 30, 1997.

Another way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically 1, 5, or 10 years. Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.

GROWTH OF $10,000 SINCE FUND INCEPTION*
SEPTEMBER 30, 1993 - JUNE 30, 1997

[GRAPH]

            The JPM Pierpont  Diversified   S&P 500 Index  Salomon Brothers  MSCI EAFE Index  Russell 2000 Index  Lipper Balanced
            Diversified Fund  Benchmark**                  BIG Bond Index                                         Fund Average

INCEPTION        10,000          10,000         10,000           10,000            10,000           10,000            10,000
Jun-94            9,971           9,899          9,885            9,628            10,972            9,601             9,698
Jun-95           11,674          11,734         12,462           10,836            11,154           11,528            11,255
Jun-96           13,601          13,732         15,703           11,375            12,635           14,282            13,000
Jun-97           16,392          16,796         21,151           12,302            14,257           16,613            15,493


PERFORMANCE                       TOTAL RETURNS     AVERAGE ANNUAL TOTAL RETURNS
                                  ---------------   ----------------------------
                                  THREE     SIX       ONE      THREE    SINCE
AS OF JUNE 30, 1997               MONTHS    MONTHS    YEAR     YEARS    9/30/93*
--------------------------------------------------------------------------------
The JPM Pierpont Diversified Fund 11.12%    11.66%    20.52%    18.02%    14.09%
Diversified Benchmark**           12.02%    13.09%    22.32%    19.27%    14.83%
S&P 500 Index                     17.46%    20.61%    34.70%    28.86%    22.11%
Salomon Brothers Broad
   Investment Grade Bond Index     3.60%     3.06%     8.15%     8.51%     5.68%
MSCI EAFE Index                   12.98%    11.21%    12.84%     9.12%     9.92%
Russell 2000 Index                16.21%    10.20%    16.33%    20.05%    14.50%
Lipper Balanced Fund Average      10.19%    10.21%    19.41%    17.14%    12.50%
--------------------------------------------------------------------------------
*  REFLECTS PERFORMANCE OF THE JPM INSTITUTIONAL DIVERSIFIED FUND FROM
   SEPTEMBER 10, 1993 THROUGH DECEMBER 15, 1993 (COMMENCEMENT OF OPERATIONS). ALL RETURNS ARE CALCULATED FROM SEPTEMBER 30, 1993. THE AVERAGE ANNUAL TOTAL RETURN SINCE COMMENCEMENT OF OPERATIONS ON SEPTEMBER 10, 1993 IS 13.60%.
** COMPRISED OF 52% S&P 500 INDEX, 35% SALOMON BROTHERS BROAD INVESTMENT GRADE
   BOND INDEX, 10% MSCI EAFE INDEX, AND 3% RUSSELL 2000 INDEX.

THE S&P 500 INDEX, SALOMON BROTHERS BROAD INVESTMENT GRADE BOND INDEX,
MSCI EAFE INDEX, AND RUSSELL 2000 INDEX ARE UNMANAGED INDICES WHICH MEASURE PERFORMANCE OR PRICE MOVEMENT BASED ON THE AVERAGE PERFORMANCE OF 500 WIDELY HELD U.S. LARGE CAP STOCKS, OF APPROXIMATELY 4700 INDIVIDUALLY PRICED INVESTMENT GRADE BONDS RATED BBBOR BETTER, OF NEARLY 1100 STOCKS TRADED IN EUROPE, AUSTRALASIA, AND THE FAR EAST, AND OF 2000 U.S. SMALL CAP COMPANIES, RESPECTIVELY. THE INDICES DO NOT INCLUDE FEES OR OPERATING EXPENSES AND ARE NOT AVAILABLE FOR ACTUAL INVESTMENT.
PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. FUND RETURNS ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND REFLECT REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA. CONSISTENT WITH APPLICABLE REGULATORY GUIDANCE, PERFORMANCE FOR THE PERIOD PRIOR TO THE FUND'S COMMENCEMENT OF OPERATIONS REFLECTS THE PERFORMANCE OF THE JPM INSTITUTIONAL DIVERSIFIED FUND, WHICH INVESTS ALL OF ITS INVESTABLE ASSETS IN THE DIVERSIFIED PORTFOLIO AND HAS A SUBSTANTIALLY SIMILAR INVESTMENT OBJECTIVE AND POLICIES AS THE FUND. THE PERFORMANCE FOR SUCH PERIOD REFLECTS THE DEDUCTION OF THE EXPENSES OF THE JPM INSTITUTIONAL DIVERSIFIED FUND, WHICH WERE LOWER THAN THE EXPENSES OF THE FUND.

Portfolio manager Q&A

[PHOTO] Following is an interview with GERALD H. OSTERBERG, who is a member of the portfolio management team for The Diversified Portfolio. Jerry heads Morgan's Balanced Accounts Group and has managed balanced accounts at the firm since 1981. Prior to 1981, he managed fixed income private placements at Morgan, and was assigned to fixed income administration prior to 1974. Jerry earned graduate school credits at St. John's and New York Universities, and holds a B.A. degree in Economics from the University of the City of New York. This interview was conducted on August 5, 1997 and reflects Jerry's views on that date.

THANKS TO A VERY ATTRACTIVE, AFTER-FEE TOTAL RETURN OF 20.52% FOR THE FISCAL YEAR ENDED JUNE 30, 1997, THE FUND HAS OUTPERFORMED SIMILAR FUNDS INCLUDED IN THE LIPPER BALANCED FUNDS UNIVERSE ON A ONE-YEAR, THREE-YEAR, AND SINCE-INCEPTION BASIS. WHAT ARE WE DOING BETTER, IN YOUR VIEW, THAN OUR COMPETITORS?

GHO: We continue to have two main strengths across asset classes. The first is Morgan's proprietary fundamental research, which enables us to uncover attractively valued securities worldwide. The second is actively managed, disciplined portfolio construction, which seeks to limit the risk of underperformance relative to the Diversified Benchmark. This is accomplished by minimizing the exposure of the Fund to securities that are viewed as relatively overvalued by Morgan. The consistency with which we have pursued our investment approach over time has led to the attractive competitive returns you mentioned.

MANY ACTIVE EQUITY MANAGERS TRAILED THE 34.70% ADVANCE OF THE S&P INDEX DURING THE PAST YEAR. HOW DID THE PORTFOLIO'S U.S. LARGE CAP EQUITY SELECTIONS PERFORM DURING THIS PERIOD RELATIVE TO THE INDEX?

GHO: In a market where returns for large cap stocks were centered in the top "decile" or ten percent of market capitalization, the return of the Portfolio's allocation to large cap stocks was 36.8% for the fiscal year under review.

WHICH LARGE CAP STOCKS CONTRIBUTED MOST TO THE PORTFOLIO'S OVERALL PERFORMANCE?

GHO: WARNER-LAMBERT CO., a pharmaceuticals company, rose more than 126% in value during the period and, so, added the most of any stock we held to the Portfolio's overall returns. We anticipated the flow of new drugs that the company would eventually produce well before the market did. These products, quite frankly, have been more successful than we ever could have imagined. This is particularly true of Rezulin, a diabetes drug that the company introduced in January, as well as Lipitor, a cholesterol drug.

Other stocks that significantly enhanced the Portfolio's overall returns included INTEL CORP. (semiconductors), a well-managed industry leader that rose 93% in an environment where technology stocks only rose an average of 43%. PROCTER & GAMBLE CO. (household products), a premiere global player in detergents, diapers, and hair care, rose 59% as investors welcomed the company's successful lowering of its cost structure. E.I. DU PONT DE NEMOURS & CO. (chemicals) rose 63% after a new CEO made clear his commitment to improving the company's stock price through cost reductions, improved capital productivity, and joint ventures. ALLIED-SIGNAL, INC. (diversified manufacturing) rose 49% on the strength of its engineered materials sectors. XEROX CORP. (diversified manufacturing), another strong performer, rose 51% following the announced hire of a respected IBM executive as President and CEO, and the company's purchase of the remaining 20% of Rank-Xerox that it did not already own. Lastly, WAL-MART STORES INC. (retail) advanced 34% on accelerating same-store sales, a surprise which drove profits upward.

WHICH STOCKS DETRACTED AMONG THE LARGE CAPS?

GHO: On the Portfolio's downside were GENERAL MOTORS CORP. (automotive), which lost -3% of its value for the period amid declining new car sales among the Big Three auto makers, and WASTE MANAGEMENT, INC. (pollution control), which substantially underperformed its sector following a series of disappointing earnings announcements. In a market that centered its enthusiasm on a small number of very large stocks with stable earnings growth, the largest detractors to overall performance were the Portfolio's underweighted positions in MICROSOFT CORP. (computer software, up 110%) and GENERAL ELECTRIC CO. (diversified manufacturing, up 53%), both of which had been identified as overvalued by Morgan's proprietary research.

WHILE TRAILING THE RETURN OF U.S. LARGE CAP STOCKS INCLUDED IN THE S&P 500 INDEX, THE RUSSELL 2000 INDEX STILL PROVIDED A SUBSTANTIAL 16.33% RETURN FOR THE PERIOD. HOW EFFECTIVE WERE THE PORTFOLIO'S SMALL CAP STOCK SELECTIONS IN ENHANCING THE PORTFOLIO'S OVERALL RETURNS?

GHO: Stock selection within the Portfolio's small cap segment continued to be very strong. Some of our larger holdings had exceptional returns for the one-year period. These included DEKALB GENETICS CORP. (agriculture, up 209%), ADVANCED TECHNOLOGY MATERIALS, INC. (semiconductors, up 118%), and ENCORE WIRE CORP. (electrical equipment, up 190%). The real benefit of this small cap segment is that it has consistently delivered returns above its benchmark while only taking risks that are comparable to the benchmark.

Owing to the current relative valuations of the domestic equity markets, the Portfolio continues to hold a 1% tactical overweighting in small cap stocks. We expect to remain comfortable with this strategy going forward because our proprietary analysis tells us that a long period of relative underperformance now makes U.S. small cap stocks appear inexpensive in comparison with U.S. large cap stocks.

HOW SUCCESSFUL WAS THE FUND'S INTERNATIONAL EQUITY STRATEGY DURING THE YEAR JUST PAST, AND IS THE RECENT STRENGTH SHOWN BY EUROPEAN AND JAPANESE STOCKS MAKING YOU RETHINK THAT STRATEGY?

GHO: The Portfolio's international equity allocation outperformed stocks included in the MSCI EAFE Index for the fiscal year ended June 30, 1997, primarily due to its relatively underweighted position in Japan, which we regarded as expensive, and because we hedged the Portfolio's yen exposure back into the U.S. dollar. Stock selection has added value in Europe, but has proved more difficult in a Japanese market that, much like its U.S. counterpart, has been narrowly focused on the largest capitalized stocks, which we regard as overvalued. Although European markets have performed well, we still prefer Europe over Japan, where the weakness of the local economy continues to hold back corporate profits.

WHAT ARE YOUR CURRENT VIEWS ON ASSET ALLOCATION FOLLOWING THE CONTINUED STRONG PERFORMANCE OF U.S. EQUITIES?

GHO: We continue to have the Portfolio maintain an underweighted position in U.S. large cap stocks. This strategy is consistent with our analysis of current relative valuations among global markets.

HOW HAS THE SOCIALIST VICTORY IN FRANCE AND THE LABOUR VICTORY IN THE U.K. AFFECTED YOUR VIEWS ON EUROPEAN MONETARY UNION (EMU) AND THE EUROPEAN FINANCIAL MARKETS?

GHO: We expect EMU to go ahead on schedule, including a broader grouping of countries than earlier anticipated, meaning that Spain and possibly Italy will qualify. This and the recent election of a Socialist government in France will probably reduce enthusiasm for cutting government spending in Europe, while also encouraging a further weakening of European currencies. We regard these factors, in turn, as likely to help corporate profitability additionally recover in the U.K. The new Labour government has raised corporate taxes and cut tax benefits enjoyed by pension funds, but is unlikely, in our view, to take any further measures that would damage confidence in the equity market.

RETURNS IN JAPAN WERE VERY STRONG IN THE SECOND QUARTER OF 1997, HAVING TRAILED SIGNIFICANTLY OVER THE PAST SEVERAL YEARS. WHAT IS YOUR OUTLOOK FOR THIS IMPORTANT MARKET?

GHO: Not exciting. Valuations in Japan have improved on a relative basis, but are still not particularly cheap, while the strength of the economic recovery is again in some doubt for the near term. Meanwhile, the supply of new equity in Japan is rising again -- which has often been a bad sign in the past.

Fund facts

INVESTMENT OBJECTIVE
The JPM Pierpont Diversified Fund seeks to provide a high total return from a diversified portfolio of equity and fixed income securities. It is designed for investors who wish to invest for long-term objectives, such as retirement, and who seek over time to attain real appreciation of their investments, but with somewhat less price fluctuation than a portfolio consisting solely of equity securities.

------------------------------------------
COMMENCEMENT OF OPERATIONS
12/15/93

------------------------------------------
NET ASSETS AS OF 6/30/97
$70,338,053

------------------------------------------
EX-DIVIDEND DATES
9/12/97 AND 12/23/97

------------------------------------------
DIVIDEND PAYABLE DATES
9/15/97 AND 12/24/97

------------------------------------------
CAPITAL GAIN PAYABLE DATES (IF APPLICABLE)
9/15/97 AND 12/24/97

EXPENSE RATIO

The Fund's current annualized expense ratio of 0.98% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services, after reimbursement. The Fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping Fund shares, or for wiring redemption proceeds from the Fund.

Fund highlights
ALL DATA AS OF JUNE 30, 1997

BENCHMARK ALLOCATION

[CHART]

- U.S. LARGE CAP EQUITIES 52.0%
- FIXED INCOME 35.0%
- INTERNATIONAL EQUITIES 10.0%
- U.S. SMALL CAP EQUITIES 3.0%


PORTFOLIO ALLOCATION

[CHART]

- U.S. LARGE CAP EQUITIES 42.5%
- FIXED INCOME 37.7%
- INTERNATIONAL EQUITIES 11.8%
- U.S. SMALL CAP EQUITIES 4.7%
- SHORT-TERM INVESTMENTS 3.3%

TOP 10 HOLDINGS
(EXCLUDING SHORT-TERM INVESTMENTS)    % OF TOTAL INVESTMENTS
--------------------------------------------------------------
U.S. TREASURY BOND, 8.5% DUE 2/15/20          4.59%
FNMAREMIC, 6.5% DUE 1/25/03                   2.38%
EXXON CORP.                                   1.45%
U.S. TREASURY NOTE, 6.38% DUE 4/30/99         1.44%
FNMA, 8% DUE 12/01/26                         1.42%
U.S. TREASURY NOTE, 7.75% DUE 11/30/99        1.22%
U.S. TREASURY NOTE, 6.63% DUE 6/30/01         1.20%
INTEL CORP.                                   1.19%
PROCTER & GAMBLE CO.                          1.08%
INTERNATIONAL BUSINESS MACHINES CORP.         1.03%

Special fund-based services

PIERPONT ASSET ALLOCATION SERVICE (PAAS)
For many investors, a diversified portfolio -- including short-term instruments, bonds, and stocks -- can offer an excellent opportunity to achieve one's investment objectives. PAAS provides investors with a comprehensive management program for their portfolios. Through this service, investors can:

- create and maintain an asset allocation that is specifically targeted at meeting their most critical investment objectives;

- make ongoing tactical adjustments in the actual asset mix of their portfolios to capitalize on shifting market trends;

- make investments through the diversified family of JPM Pierpont mutual funds.

PAAS is available to clients who invest a minimum of $500,000 in the Funds.

IRA MANAGEMENT SERVICE
As one of the few remaining investments that can help your assets grow tax-deferred until retirement, the IRA enables more of your dollars to work for you longer. Morgan offers an IRA Rollover plan that helps you to build well-balanced long-term investment portfolios, diversified across a wide array of mutual funds. From money markets to emerging markets, JPM Pierpont Funds provide an excellent way to help you accumulate long-term wealth for retirement.

KEOGH
Keogh plans provide another excellent vehicle to help individuals who are self-employed or are employees of unincorporated businesses to accumulate retirement savings. A Keogh is a tax-deferred pension plan that can allow you to contribute the lesser of $30,000 or 25% of your annual earned gross compensation. The JPM Pierpont Funds can help you build a comprehensive investment program designed to maximize the retirement dollars in your Keogh account.

FUNDS DISTRIBUTOR, INC. IS THE DISTRIBUTOR FOR THE JPM PIERPONT DIVERSIFIED FUND (THE "FUND").

MORGAN GUARANTY TRUST COMPANY OF NEW YORK ("MORGAN") SERVES AS PORTFOLIO INVESTMENT ADVISOR AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT FOR CUSTOMERS. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERN-MENTAL AGENCY. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND CAN FLUCTUATE, SO AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Performance data quoted herein represent past performance. Please remember that past performance is not a guarantee of future performance. Fund returns are net of fees, assume reinvestment of Fund distributions and reflect the reimbursement of certain Fund expenses as described in the Prospectus. Had expenses not been subsidized, returns would have been lower. The Fund invests all of its investable assets in The Diversified Portfolio (the "Portfolio"), a separately registered investment company which is not available to the public but only to other collective investment vehicles such as the Fund. References to specific securities and their issuers are for illustrative purposes only and should not be interpreted as recommendations to purchase or sell such securities. Opinions expressed herein on current market conditions are subject to change without notice.The Portfolio invests in foreign securities which are subject to special risks.

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES OF THE PROSPECTUS BY CALLING J.P. MORGAN FUNDS SERVICES AT (800) 521-5411.

The JPM Pierpont Diversified Fund
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997
--------------------------------------------------------------------------------

ASSETS
Investment in The Diversified Portfolio
  ("Portfolio"), at value                          $70,343,163
Receivable for Shares of Beneficial Interest Sold       48,496
Deferred Organization Expenses                           9,984
Receivable for Expense Reimbursements                    4,875
Prepaid Expenses and Other Assets                           61
                                                   -----------
    Total Assets                                    70,406,579
                                                   -----------
LIABILITIES
Payable for Shares of Beneficial Interest
  Redeemed                                              18,946
Shareholder Servicing Fee Payable                       14,309
Administrative Services Fee Payable                      1,777
Administration Fee Payable                                 370
Accrued Trustees' Fees and Expenses                        316
Fund Services Fee Payable                                   60
Accrued Expenses                                        32,748
                                                   -----------
    Total Liabilities                                   68,526
                                                   -----------
NET ASSETS
Applicable to 5,065,178 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $70,338,053
                                                   -----------
                                                   -----------
Net Asset Value, Offering and Redemption Price
  Per Share                                             $13.89
                                                         -----
                                                         -----
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $56,622,951
Undistributed Net Investment Income                  1,143,038
Accumulated Net Realized Gain on Investment and
  Foreign Currency Transactions                      2,581,173
Net Unrealized Appreciation of Investment and
  Foreign Currency Translations                      9,990,891
                                                   -----------
    Net Assets                                     $70,338,053
                                                   -----------
                                                   -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED JUNE 30, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Interest Income (Net of Foreign
  Withholding Tax of $2)                                      $ 1,706,423
Allocated Dividend Income (Net of Foreign
  Withholding Tax of $27,400)                                     715,281
Allocated Portfolio Expenses (Net of
  Reimbursement of $94,654)                                      (397,606)
                                                              -----------
    Net Investment Income Allocated from
      Portfolio                                                 2,024,098
FUND EXPENSES
Shareholder Servicing Fee                          $151,781
Transfer Agent Fees                                  33,185
Registration Fees                                    21,842
Administrative Services Fee                          18,797
Printing Expenses                                    14,646
Professional Fees                                    11,584
Amortization of Organization Expenses                 6,862
Administration Fee                                    2,484
Fund Services Fee                                     2,071
Trustees' Fees and Expenses                           1,281
Miscellaneous                                         4,445
                                                   --------
    Total Fund Expenses                             268,978
Less: Reimbursement of Expenses                     (69,095)
                                                   --------
NET FUND EXPENSES                                                 199,883
                                                              -----------
NET INVESTMENT INCOME                                           1,824,215
NET REALIZED GAIN ON INVESTMENT AND FOREIGN
  CURRENCY TRANSACTIONS ALLOCATED FROM PORTFOLIO                3,370,108
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENT AND FOREIGN CURRENCY TRANSLATIONS
  ALLOCATED FROM PORTFOLIO                                      6,451,745
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $11,646,068
                                                              -----------
                                                              -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE FISCAL   FOR THE FISCAL
                                                     YEAR ENDED       YEAR ENDED
                                                   JUNE 30, 1997    JUNE 30, 1996
                                                   --------------   --------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $    1,824,215   $    1,101,742
Net Realized Gain on Investment and Foreign
  Currency Transactions Allocated from Portfolio        3,370,108        1,956,472
Net Change in Unrealized Appreciation of
  Investment and Foreign Currency Translations
  Allocated from Portfolio                              6,451,745        2,096,126
                                                   --------------   --------------
    Net Increase in Net Assets Resulting from
      Operations                                       11,646,068        5,154,340
                                                   --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                  (1,470,823)        (830,365)
Net Realized Gain                                      (1,827,802)      (1,142,118)
                                                   --------------   --------------
    Total Distributions to Shareholders                (3,298,625)      (1,972,483)
                                                   --------------   --------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold       23,003,598       30,316,159
Reinvestment of Dividends and Distributions             3,173,662        1,945,350
Cost of Shares of Beneficial Interest Redeemed        (17,385,015)      (4,640,827)
                                                   --------------   --------------
    Net Increase from Transactions in Shares of
      Beneficial Interest                               8,792,245       27,620,682
                                                   --------------   --------------
    Total Increase in Net Assets                       17,139,688       30,802,539
NET ASSETS
Beginning of Fiscal Year                               53,198,365       22,395,826
                                                   --------------   --------------
End of Fiscal Year (including undistributed net
  investment income of $1,143,038 and $689,618,
  respectively)                                    $   70,338,053   $   53,198,365
                                                   --------------   --------------
                                                   --------------   --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM PIERPONT DIVERSIFIED FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                                                  FOR THE PERIOD
                                                                                   DECEMBER 15,
                                                    FOR THE FISCAL YEAR ENDED          1993
                                                            JUNE 30,             (COMMENCEMENT OF
                                                   ---------------------------    OPERATIONS) TO
                                                    1997      1996      1995      JUNE 30, 1994
                                                   -------   -------   -------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD               $ 12.22   $ 11.20   $  9.81   $         10.00
                                                   -------   -------   -------   ----------------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                 0.37      0.30      0.28              0.09
Net Realized and Unrealized Gain (Loss) on
  Investment and Foreign Currency                     2.02      1.48      1.37             (0.27)
                                                   -------   -------   -------   ----------------
Total from Investment Operations                      2.39      1.78      1.65             (0.18)
                                                   -------   -------   -------   ----------------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                (0.32)    (0.32)    (0.20)            (0.01)
Net Realized Gain                                    (0.40)    (0.44)    (0.06)               --
                                                   -------   -------   -------   ----------------
Total Distributions to Shareholders                  (0.72)    (0.76)    (0.26)            (0.01)
                                                   -------   -------   -------   ----------------

NET ASSET VALUE, END OF PERIOD                     $ 13.89   $ 12.22   $ 11.20   $          9.81
                                                   -------   -------   -------   ----------------
                                                   -------   -------   -------   ----------------

RATIOS AND SUPPLEMENTAL DATA
Total Return                                         20.52%    16.51%    17.08%            (1.82)%(a)
Net Assets, End of Period (in thousands)           $70,338   $53,198   $22,396   $         7,023
Ratios to Average Net Assets
  Expenses                                            0.98%     0.98%     0.98%             0.98%(b)
  Net Investment Income                               3.00%     3.04%     3.39%             2.80%(b)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                             0.27%     0.38%     0.91%             1.52%(b)

------------------------
(a) Not annualized.

(b) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM PIERPONT DIVERSIFIED FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The JPM Pierpont Diversified Fund (the "Fund") is a separate series of The JPM Pierpont Funds, a Massachusetts business trust (the "Trust") which was organized on November 4, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund commenced investment operations on December 15, 1993. Prior to October 10, 1996, the Trust's and Fund's names were The Pierpont Funds and The Pierpont Diversified Fund, respectively.

The Fund invests all of its investable assets in The Diversified Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. The value of such investment included in the Statement of Assets and Liabilities reflects the Fund's proportionate interest in the net assets of the Portfolio (23% at June 30, 1997). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Fund:

    a)Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    b)The Fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the Portfolio each day. All the net investment income and realized and unrealized gain and loss of the Portfolio is allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination.

    c)Substantially all the Fund's net investment income is declared and paid as dividends semi-annually. Distributions to shareholders of realized net capital gains, if any, are declared and paid at least once a year.

    d)The Fund incurred organization expenses in the amount of $34,724. These costs were deferred and are being amortized on a straight-line basis over a five-year period from the commencement of operations.

    e)The Fund is treated as a separate entity for federal income tax purposes. The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

    f)Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

THE JPM PIERPONT DIVERSIFIED FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 1997
--------------------------------------------------------------------------------

    g)The Fund accounts for and reports distributions to shareholders in accordance with "Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies." The effect of applying this statement for the year ended June 30, 1997 was to increase undistributed net investment income by $100,028, decrease accumulated net realized gain on investment and foreign currency transactions by $100,959 and increase paid-in capital by $931. The adjustments are primarily attributable to foreign currency gains. Net investment income, net realized gains and net assets were not affected by this change.

2. TRANSACTIONS WITH AFFILIATES

    a)The Trust had retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as administrator and distributor. Under an Administration Agreement, Signature provided administrative services necessary for the operations of the Fund, furnished office space and facilities required for conducting the business of the Fund and paid the compensation of the Trust's officers affiliated with Signature. The agreement provided for a fee to be paid to Signature equal to the Fund's proportionate share of a complex-wide charge based on the following annual schedule: 0.03% on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios (the "Master Portfolios") in which series of the Trust, The JPM Institutional Funds or The JPM Advisor Funds invest and 0.01% on the aggregate average daily net assets of the Master Portfolios in excess of $7 billion. The portion of this charge paid by the Fund was determined by the proportionate share its net assets bore to the total net assets of the Trust, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period from July 1, 1996 through July 31, 1996, Signature's fee for these services amounted to $568. The Administration Agreement with Signature was terminated on July 31, 1996.

      Effective August 1, 1996, certain administrative functions formerly provided by Signature are provided by Funds Distributor, Inc. ("FDI"), a registered broker-dealer, and by Morgan Guaranty Trust Company of New York ("Morgan"). FDI also serves as the Fund's distributor. Under a Co-Administration Agreement between FDI and the Trust on behalf of the Fund, the Fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Fund is based on the ratio of the Fund's net assets to the aggregate net assets of the Trust and certain other affiliated investment companies subject to similar agreements with FDI. For the period from August 1, 1996 through June 30, 1997, the fee for these services amounted to $1,916.

      On November 15, 1996, The JPM Advisor Funds terminated operations and were liquidated. Subsequent to that date, the net assets of The JPM Advisor Funds were no longer included in the calculation of the allocation of FDI's fees.

    b)The Trust, on behalf of the Fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the Fund. Under the Services Agreement, the Fund has agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. Until July 31, 1996, this charge was calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the

THE JPM PIERPONT DIVERSIFIED FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 1997
--------------------------------------------------------------------------------
      following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.03% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion. The portion of this charge paid by the Fund was determined by the proportionate share that its net assets bore to the net assets of the Trust, the Master Portfolios and other investors in the Master Portfolios for which Morgan provided similar services. For the period from July 1, 1996 through July 31, 1996, the fee for these services amounted to $1,099.

      Effective August 1, 1996, the Services Agreement was amended such that the annual complex-wide charge is calculated daily based on the aggregate average daily net assets of the Master Portfolios and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the Fund is determined by the proportionate share that its net assets bear to the net assets of the Trust, the Master Portfolios, other investors in the Master Portfolios for which Morgan provides similar services, and JPM Series Trust. For the period from August 1, 1996 through June 30, 1997, the fee for these services amounted to $17,698.

      In addition, Morgan has agreed to reimburse the Fund to the extent necessary to maintain the total operating expenses of the Fund, including the expenses allocated to the Fund from the Portfolio, at no more than 0.98% of the average daily net assets of the Fund through October 31, 1997. For the fiscal year ended June 30, 1997, Morgan has agreed to reimburse the Fund $69,095 for expenses under this agreement.

    c)The Trust, on behalf of the Fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal account maintenance service to Fund shareholders. The agreement provides for the Fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.25% of the average daily net assets of the Fund. For the fiscal year ended June 30, 1997, the fee for these services amounted to $151,781.

      Morgan, Charles Schwab & Co. ("Schwab") and the Trust are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes Fund shares available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The Fund is not responsible for payments to Schwab under the Schwab Agreements; however, in the event the Services Agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between the Trust and Morgan is terminated, the Fund would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

    d)The Trust, on behalf of the Fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Trust's affairs. The Trustees of the Trust represent all the existing shareholders of Group. The Fund's allocated portion of Group's costs in performing its services amounted to $2,071 for the fiscal year ended June 30, 1997.

    e)An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of the Trust, The JPM Institutional Funds, the Master Portfolios and JPM Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the Fund's allocated portion of the total fees and expenses.

THE JPM PIERPONT DIVERSIFIED FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 1997
--------------------------------------------------------------------------------
      Prior to April 1, 1997, the aggregate annual Trustee Fee was $65,000. The Trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $400.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the Fund were as follows:

                                                   FOR THE FISCAL   FOR THE FISCAL
                                                     YEAR ENDED       YEAR ENDED
                                                   JUNE 30, 1997    JUNE 30, 1996
                                                   --------------   --------------
Shares sold......................................      1,823,251        2,576,047
Reinvestment of dividends and distributions......        262,972          169,948
Shares redeemed..................................     (1,374,588)        (392,452)
                                                   --------------   --------------
Net Increase.....................................        711,635        2,353,543
                                                   --------------   --------------
                                                   --------------   --------------

From time to time, the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund and Portfolio.

4. AGREEMENT

The Trust, on behalf of the Fund, together with other affiliated investment companies (the "Funds"), entered into a revolving line of credit agreement (the "Agreement") on May 28, 1997, with unaffiliated lenders. The maximum commitment borrowing under the Agreement is $150,000,000. The Agreement expires on May 27, 1998, however, the Fund as party to the Agreement will have the ability to extend the Agreement and continue its participation therein for an additional 364 days. The purpose of the Agreement is to provide another alternative for settling large fund shareholder redemptions. Interest on any such borrowings outstanding will approximate market rates. The Funds pay a commitment fee as an annual rate of 0.065% on the unused portion of the committed amount which is allocated to the Funds in accordance with procedures established by their respective Trustees or Directors. The Fund has not borrowed pursuant to the Agreement as of June 30, 1997.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
The JPM Pierpont Diversified Fund

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The JPM Pierpont Diversified Fund (one of the series constituting part of The JPM Pierpont Funds, hereafter referred to as the "Fund") at June 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period December 15, 1993 (commencement of operations) through June 30, 1994, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
August 20, 1997

The Diversified Portfolio

Annual Report June 30, 1997

(The following pages should be read in conjunction with The JPM Pierpont Diversified Fund
Annual Financial Statements)

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
EQUITIES (58.3%)
COMMON STOCK (57.3%)
FOREIGN COMMON STOCK (11.3%)
AUSTRALIA (0.3%)
Broken Hill Proprietary Company Ltd. (Metals &
  Mining)........................................        14,700   $     214,555
CSR Ltd. (Building Materials)....................        24,300          93,388
Mayne Nickless Ltd. (Commercial Services)........         7,700          44,532
Southcorp Holdings Ltd. (Food, Beverages &
  Tobacco).......................................        16,600          61,682
Westpac Banking Corporation Ltd. (Banking).......        36,000         214,945
WMC Ltd. (Metals & Mining).......................        21,100         131,988
                                                                  -------------
                                                                        761,090
                                                                  -------------

AUSTRIA (0.0%)*
Creditanstalt-Bankverein (Banking)...............         1,800          72,376
VA Technologie AG (Electrical Equipment).........           400          73,216
                                                                  -------------
                                                                        145,592
                                                                  -------------

BELGIUM (0.2%)
Arbed SA (Metals & Mining).......................           700          80,807
Credit Communal Holding/ Dexia (Banking).........           900          96,759
Electrabel SA (Utilities)........................           860         184,439
Fortis AG (Insurance)............................           800         165,341
Groupe Bruxelles Lambert SA (Multi - Industry)...           320          53,675
PetroFina SA (Oil-Production)....................           290         109,910
Solvay SA (Chemicals)............................            85          50,125
                                                                  -------------
                                                                        741,056
                                                                  -------------

FINLAND (0.0%)*
Outokumpu OY (Metals & Mining)...................         2,500          49,574
UPM-Kymmene Corp. (Forest Products & Paper)......         3,100          71,618
                                                                  -------------
                                                                        121,192
                                                                  -------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

FRANCE (0.8%)
Carrefour Supermarche SA (Retail)................           135   $      98,141
Christian Dior SA (Retail).......................           340          56,175
Colas SA (Building Materials)....................           710          93,724
Compagnie Bancaire SA (Financial Services).......           500          63,874
Compagnie de Saint Gobain SA (Building
  Materials).....................................           320          46,711
Compagnie Generale des Eaux (Utilities)..........         1,415         181,486
Credit Commercial de France SA (Banking).........         1,350          57,257
Elf Aquitaine SA (Oil-Services)..................         1,710         184,662
Erid Beghin Say SA (Food, Beverages & Tobacco)...           434          65,053
Groupe Danone (Food, Beverages & Tobacco)........           346          57,225
L'Air Liquide SA (Chemicals).....................           449          71,354
Lagardere S.C.A. (Entertainment, Leisure &
  Media).........................................         2,430          70,653
Pathe SA (Entertainment, Leisure & Media)........           350          69,512
Peugeot SA (Automotive)..........................           745          72,077
Promodes (Retail)................................           480         187,146
Rhone-Poulenc - A Shares (Chemicals).............         1,861          76,076
Sanofi SA (Pharmaceuticals)......................         1,217         119,400
Schneider SA (Electronics).......................         1,300          69,263
SEITA (Food, Beverages & Tobacco)................         2,100          66,531
SGS Thomson Microelectronics NV (Electronics)+...           940          74,291
Societe Generale (Banking).......................           780          87,155
Synthelabo (Pharmaceuticals).....................           825         107,500
Thomson CSF (Electronics)........................         2,100          54,155
Total SA - B Shares (Oil-Services)...............         1,390         140,635
Union des Assurances Federales (Insurance).......           940         110,637
Usinor Sacilor (Metals & Mining).................         4,100          74,026
                                                                  -------------
                                                                      2,354,719
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
GERMANY (1.0%)
Allianz AG (Insurance)...........................           840   $     175,951
AVA Allgemeine Handelsgesellschaft der
  Verbraucher AG (Retail)+.......................           290          82,546
BASF AG (Chemicals)..............................         2,080          76,932
Bayer AG (Chemicals).............................         5,690         218,844
Bayerische Hypotheken-und Wechsel Bank AG
  (Banking)......................................         7,640         228,647
Bilfinger & Berger Bau AG (Construction &
  Housing).......................................         1,800          73,341
Continental AG (Automotive)......................         8,310         206,494
Deutsche Bank AG (Banking).......................           500          29,239
Deutsche Pfandbrief & Hypothekenbank AG
  (Banking)......................................           560          32,234
Deutsche Telekom AG (Utilities)..................         9,890         238,377
Douglas Holding AG (Retail)......................         1,400          55,838
Dresdner Bank AG (Banking).......................         4,810         166,449
Fried, Krupp AG Hoesch Krupp (Multi -
  Industry)......................................         1,250         244,615
Hannover Rueckversicherungs AG (Insurance).......           900          62,495
Henkel KGaA (Chemicals)..........................         3,430         182,077
Lufthansa AG (Airlines)..........................         6,800         130,534
Muenchener Rueckversicherungs-Gesellschaft AG
  (Insurance)....................................            97         272,207
SAP AG (Computer Software).......................           230          46,197
Siemens AG (Electrical Equipment)................         4,270         253,745
SKW Trostberg AG (Chemicals).....................         2,200          74,363
VEBA AG (Utilities)..............................         5,530         311,007
                                                                  -------------
                                                                      3,162,132
                                                                  -------------

HONG KONG (0.2%)
Bank of East Asia Ltd. (Banking).................           160             667
Cheung Kong Holdings Ltd. (Real Estate)..........        18,000         177,740
Dickson Concepts International Ltd. (Wholesale &
  International Trade)+..........................        36,500         132,860
Henderson Land Development Company Ltd. (Real
  Estate)........................................         7,000          62,119
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
HONG KONG (CONTINUED)
Hong Kong Electric Holdings Ltd. (Electric)......        18,000   $      72,490
HSBC Holdings PLC (Banking)......................         4,000         120,300
Hutchison Whampoa Ltd. (Multi - Industry)........         8,000          69,186
New World Infrastructure Ltd. (Construction &
  Housing)+......................................        19,000          53,709
Swire Pacific Ltd. (Multi - Industry)............         7,000          63,022
                                                                  -------------
                                                                        752,093
                                                                  -------------

IRELAND (0.1%)
Allied Irish Banks PLC (Banking).................        17,700         135,461
CRH PLC (Building Materials).....................         4,800          50,110
Irish Life PLC (Insurance).......................         9,000          46,164
Jefferson Smurfit Group PLC (Forest Products &
  Paper).........................................        30,500          88,344
                                                                  -------------
                                                                        320,079
                                                                  -------------

ITALY (0.4%)
ENI SPA (Oil-Services)...........................        59,000         333,750
Fiat SPA (Automotive)............................        28,000         100,711
Instituto Mobiliare Italiano SPA (Financial
  Services)......................................        14,000         125,889
Instituto Nazionale Delle Assicurazioni
  (Insurance)....................................        87,000         132,430
Mediaset SPA (Broadcasting & Publishing).........        14,000          59,365
Mediolanum SPA (Financial Services)..............         6,000          67,599
Montedison SPA (Multi - Industry)................       120,000          79,130
Parmalat Finanziaria SPA (Food, Beverages &
  Tobacco).......................................        54,000          76,327
Stet Societa' Finanziaria Telefonica SPA
  (Telecommunication Services)...................        26,000          90,156
Telecom Italia SPA (Telecommunications)..........        68,000         218,008
                                                                  -------------
                                                                      1,283,365
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
JAPAN (3.2%)
Aoyama Trading Co. Ltd. (Retail).................         3,000   $      96,478
Asahi Bank Ltd. (Banking)........................        25,000         213,012
Central Glass Co. Ltd. (Diversified
  Manufacturing).................................        23,000          67,133
Cosmo Oil Co. Ltd. (Oil-Production)..............        11,000          52,678
Dai-Ichi Kangyo Bank Ltd. (Banking)..............         4,000          54,531
Dai-Ichi Pharmaceutical Co. Ltd.
  (Pharmaceuticals)..............................         6,000         105,916
Daiwa Bank Ltd. (Banking)........................        40,000         189,810
Daiwa Danchi Co. Ltd. (Real Estate)+.............         6,000          24,644
Daiwa Securities Co. Ltd. (Financial Services)...        12,000          94,800
DDI Corp. (Telecommunications)...................            28         207,009
East Japan Railway Co. (Railroads)...............            16          82,216
Ebara Corp. (Machinery)..........................        11,000         165,341
Fanuc Ltd. (Machinery)...........................         3,000         115,354
Fuji Photo Film Co. Ltd. (Electronics)...........         3,000         120,860
Fujitsu Ltd. (Computer Systems)..................        11,000         152,844
Hino Motors Ltd. (Automotive)....................         7,000          44,656
Hitachi Ltd. (Electrical Equipment)(a)...........        31,000         346,762
Ishihara Sangyo Kaisha (Chemicals)...............        19,000          56,288
Ito-Yokado Co. Ltd. (Retail).....................         1,000          58,114
Itoham Foods, Inc. (Food, Beverages & Tobacco)...        12,000          66,276
Izumi Co. Ltd. (Retail)..........................         4,000          58,726
Izumiya Co. Ltd. (Retail)........................         8,000         128,638
Japan Synthetic Rubber (Chemicals)...............         6,000          51,385
Japan Tobacco, Inc. (Food, Beverages &
  Tobacco).......................................            18         142,358
Kawasaki Kisen Kaisha Ltd. (Transport &
  Services)+.....................................        20,000          40,374
Kissei Pharmaceutical Co. Ltd.
  (Pharmaceuticals)..............................         6,000         132,133
Kyocera Corp. (Electronics)......................         3,000         238,574
Marubeni Corp. (Multi - Industry)................        17,000          77,252
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
JAPAN (CONTINUED)
Matsushita Electric Industries Co. Ltd.
  (Electronics)(a)...............................        15,000   $     302,805
Mitsubishi Electric Corp. Ltd. (Electrical
  Equipment).....................................        38,000         212,864
Mitsubishi Estate Co. Ltd. (Real Estate).........        11,000         161,110
Mitsubishi Heavy Industries Ltd. (Machinery).....        32,000         245,810
Mitsubishi Rayon Co. Ltd. (Textiles).............        43,000         177,366
Mitsui Trust & Banking Co. Ltd. (Banking)........        21,000         158,743
Mizuno Corp. (Retail)............................        11,000          71,904
New Oji Paper Co. Ltd. (Forest Products &
  Paper).........................................        10,000          61,959
Nippon Express Co. Ltd. (Transport & Services)...        18,000         143,931
Nippon Oil Co. Ltd. (Oil-Production).............        10,000          54,793
Nippon Road Co. Ltd. (Construction & Housing)....         4,000          15,101
Nippon Steel Corp. (Metals & Mining).............        84,000         268,671
Nippon Telegraph & Telephone Corp.
  (Telecommunications)...........................            23         221,096
Nishi-Nippon Railroad Co. (Railroads)............        20,000          65,717
Nishimatsu Construction Co. Ltd. (Construction &
  Housing).......................................        16,000         111,859
Nissan Motor Co. Ltd. (Automotive)(a)............        54,000         419,523
Nissei Sangyo Co. Ltd. (Electrical Equipment)....        11,000         134,580
Nomura Securities Co. Ltd. (Financial
  Services)......................................        16,000         220,921
NSK Ltd. (Machinery).............................        16,000         103,050
Ricoh Corp. Ltd. (Electrical Equipment)..........        13,000         170,410
Rohm Co. Ltd. (Electrical Equipment).............         1,000         103,120
Sakura Bank Ltd. (Banking)(a)....................        39,000         299,240
San-In Godo Bank Ltd. (Banking)..................         8,000          66,346
Sankyo Aluminum Industries Co. Ltd. (Building
  Materials).....................................        23,000          74,369

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
JAPAN (CONTINUED)
Secom Co. Ltd. (Electronics).....................         2,000   $     146,989
Sekisui Chemical Co. Ltd. (Chemicals)............         9,000          91,235
Shikoku Electric Power Co., Inc. (Electric)......         2,500          42,602
Shohkoh Fund & Co. Ltd. (Financial Services).....           100          30,324
Sony Corp. (Electronics).........................         2,000         174,605
Sumitomo Bakelite Co. Ltd. (Chemicals)...........        10,000          80,835
Sumitomo Forestry Co. Ltd. (Forest Products &
  Paper).........................................        13,000         143,144
Sumitomo Trust & Banking Co. Ltd. (Banking)......         7,000          75,242
Taisei Corp. (Construction & Housing)............        20,000          92,808
The Bank of Tokyo - Mitsubishi Ltd. (Banking)....         3,000          60,299
The Kagawa Bank Ltd. (Banking)...................         3,000          22,022
The Long-Term Credit Bank of Japan Ltd.
  (Banking)......................................        22,000          95,167
Toda Construction Co. (Building Materials).......         6,000          42,052
Toho Bank Ltd. (Banking).........................        22,000         135,541
Tokio Marine & Fire Insurance Co. Ltd.
  (Insurance)....................................        13,000         170,410
Tokyo Electric Power Co., Inc. (Electric)........         6,500         136,896
Tokyo Steel Manufacturing (Metals & Mining)......         2,000          22,372
Toppan Printing Co. Ltd. (Broadcasting &
  Publishing)....................................        10,000         157,301
Tostem Corp. (Construction & Housing)............         4,000         110,810
Toyota Motor Corp. Ltd. (Automotive).............        20,000         590,754
West Japan Railway Co. (Railroads)...............            49         192,266
Yamazaki Baking Co. Ltd. (Food, Beverages &
  Tobacco).......................................         4,000          70,611
York - Benimaru Co. Ltd. (Retail)................         3,000          94,381
                                                                  -------------
                                                                      9,828,116
                                                                  -------------
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

MALAYSIA (0.0%)*
Commerce Asset-Holding Berhad (Banking)..........           656   $       1,728
Hong Leong Properties Berhad (Real Estate).......        13,000          14,782
                                                                  -------------
                                                                         16,510
                                                                  -------------

NETHERLANDS (1.7%)
Aegon NV (Insurance).............................           880          61,531
Aegon NV (ARS) (Insurance).......................             1              32
Dutch State Mines NV (Chemicals).................           339          33,791
ING Groep NV (Financial Services)................         2,798         129,238
Koninklijke PTT Nederland NV
  (Telecommunications)...........................           841          33,051
Philips Electronics NV (Electronics).............         1,621         116,322
Royal Dutch Petroleum Co. (Oil-Services).........         5,960         310,575
Royal Dutch Petroleum Co. (ADR) (Oil-Services)...        50,100       2,724,187
Unilever NV (Food, Beverages & Tobacco)..........           690         145,514
Unilever NV (ADR) (Food, Beverages & Tobacco)....         7,400       1,613,200
Wolters Kluwer NV (Broadcasting & Publishing)....           468          57,087
                                                                  -------------
                                                                      5,224,528
                                                                  -------------

NEW ZEALAND (0.2%)
Brierley Investments Ltd. (Financial Services)...        64,100          62,557
Carter Holt Harvey Ltd. (Forest Products &
  Paper).........................................        26,000          67,136
Fletcher Challenge Building Division Ltd.
  (Building Materials)...........................        21,300          63,950
Fletcher Challenge Forests - New (Forest Products
  & Paper).......................................         1,920           2,733
Fletcher Challenge Paper Division Ltd. (Forest
  Products & Paper)..............................        26,700          64,600

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
NEW ZEALAND (CONTINUED)
Lion Nathan Ltd. (Food, Beverages & Tobacco).....        36,700   $      92,775
Telecom Corporation of New Zealand
  (Telecommunications)...........................        58,900         299,387
                                                                  -------------
                                                                        653,138
                                                                  -------------

NORWAY (0.2%)
Kvaerner ASA - Series B (Capital Goods)..........         2,100         117,610
Norsk Hydro ASA (Oil-Services)...................         4,000         218,009
Nycomed ASA - Series B (Medical Supplies)........         5,330          76,447
Orkla ASA (Multi - Industry).....................           900          61,100
Storebrand ASA - A Shares (Insurance)+...........        13,000          77,601
                                                                  -------------
                                                                        550,767
                                                                  -------------

SINGAPORE (0.2%)
City Developments Ltd. (Real Estate).............         7,000          68,539
Hotel Properties Ltd. (Restaurants & Hotels).....        24,000          40,787
Sembawang Maritime Ltd. (Transport & Services)...        11,000          34,465
Singapore Airlines Ltd. (Airlines)...............        15,000         134,280
Singapore Press Holdings Ltd. (Entertainment,
  Leisure & Media)...............................         3,000          60,426
Singapore Telecommunications Ltd.
  (Telecommunications)...........................        28,000          51,698
United Overseas Bank Ltd. (Banking)..............        17,000         174,774
                                                                  -------------
                                                                        564,969
                                                                  -------------

SPAIN (0.2%)
Banco Bilbao Vizcaya SA (Banking)................         1,520         123,712
Banco Popular Espanol SA (Banking)...............           300          73,638
Hidroelectrica del Cantabrico SA (Electric)......         2,000          81,322
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
SPAIN (CONTINUED)
Iberdrola SA (Electric)..........................        11,400   $     144,176
Repsol SA (Gas Exploration)......................         1,700          72,013
                                                                  -------------
                                                                        494,861
                                                                  -------------

SWEDEN (0.1%)
Avesta Sheffield AB (Metals & Mining)............         9,416         108,987
Scania AB - B Shares (Automotive)................         2,600          79,355
                                                                  -------------
                                                                        188,342
                                                                  -------------

SWITZERLAND (0.4%)
Georg Fischer AG (Automotive Supplies)...........            50          69,623
Holderbank Financiere Glaris AG (Building
  Materials).....................................            82          77,565
Liechtenstein Global Trust AG (Banking)..........            80          49,113
Nestle SA (Food, Beverages & Tobacco)............            85         112,296
Novartis AG (Pharmaceuticals)....................           252         403,449
Roche Holding AG (Pharmaceuticals)...............            14         126,810
Schweizerische Rueckversicherungs-Gesellschaft
  (Insurance)....................................            82         116,151
Union Bank of Switzerland (Banking)..............           120         137,463
                                                                  -------------
                                                                      1,092,470
                                                                  -------------

UNITED KINGDOM (2.1%)
Abbey National PLC (Banking).....................         7,400         100,990
Allied Colloids Group PLC (Chemicals)............        47,714          99,660
Allied Domecq PLC (Food, Beverages & Tobacco)....        10,300          74,055
Amersham International PLC (Biotechnology).......         3,220          85,745
BAT Industries PLC (Food, Beverages & Tobacco)...        17,900         160,127
British Airways PLC (Airlines)...................        12,500         142,402
British Petroleum Co. PLC (Oil-Services).........        27,151         337,550

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
UNITED KINGDOM (CONTINUED)
British Telecommunications PLC
  (Telecommunications)...........................        33,400   $     247,921
BTR PLC (Multi - Industry).......................        17,200          58,826
Burmah Castrol PLC (Oil-Production)..............         1,900          32,128
Cadbury Schweppes PLC (Food, Beverages &
  Tobacco).......................................        15,500         138,270
Compass Group PLC (Food, Beverages & Tobacco)....        10,500         117,433
Dalgety PLC (Food, Beverages & Tobacco)..........        14,600          62,691
Flextech PLC (Broadcasting & Publishing)+........         4,800          51,926
General Cable PLC (Broadcasting & Publishing)+...        19,100          51,815
General Electric Co. PLC (Electrical
  Equipment).....................................         6,700          40,031
Glaxo Wellcome PLC (Pharmaceuticals).............        24,000         496,294
Glynwed International PLC (Metals & Mining)......        18,600          71,936
Great Universal Stores PLC (Retail)..............        11,000         111,583
Guardian Royal Exchange PLC (Insurance)..........        51,300         231,803
Guinness PLC (Food, Beverages & Tobacco).........        17,300         169,299
Hillsdown Holdings PLC (Food, Beverages &
  Tobacco).......................................        27,800          78,424
HSBC Holdings PLC (Banking)......................           600          17,772
HSBC Holdings PLC (75p) (Banking)................        14,500         446,086
Kingfisher PLC (Retail)..........................         8,700          98,750
Lloyds TSB Group PLC (Banking)...................        35,100         360,433
Lucas Varity PLC (Automotive Supplies)...........        31,100         107,660
MEPC PLC (Real Estate)...........................        15,600         127,673
National Westminster Bank PLC (Banking)..........         1,300          17,471
Norwich Union PLC (Insurance)+...................         5,101          26,997
Pilkington PLC (Building Materials)..............        32,500          74,644
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
UNITED KINGDOM (CONTINUED)
Racal Electronic PLC (Telecommunications-
  Equipment).....................................        18,200   $      72,697
Rank Group PLC (Entertainment, Leisure &
  Media).........................................        19,500         123,487
Reed International PLC (Broadcasting &
  Publishing)....................................        10,700         103,286
RMC Group PLC (Building Materials)...............         5,000          80,968
Rolls-Royce PLC (Aerospace)......................        12,000          45,735
Royal Bank of Scotland Group PLC (Banking).......        13,600         127,206
RTZ Corp. PLC (Metals & Mining)..................         3,500          60,959
Safeway PLC (Retail).............................         8,500          49,159
Sainsbury (J.) PLC (Retail)......................        19,000         115,103
Scottish Power PLC (Electric)....................        32,000         207,705
Sears PLC (Retail)...............................        78,000          88,275
Shell Transport & Trading Co. (Oil-Services).....         9,600          65,507
SmithKline Beecham PLC (Pharmaceuticals).........         5,100          93,834
Standard Chartered PLC (Banking).................         3,124          47,625
Tomkins PLC (Multi - Industry)...................        22,500          97,362
Unilever PLC (Food, Beverages & Tobacco).........         2,500          71,523
United News & Media PLC (Broadcasting &
  Publishing)....................................         4,000          46,367
Vickers PLC (Capital Goods)......................        20,700          70,280
Vodafone Group PLC (Telecommunications)..........        51,300         250,159
Wessex Water PLC (Water).........................        20,300         137,506
Willis Corroon Group PLC (Insurance).............        18,900          40,263
Zeneca Group PLC (Pharmaceuticals)...............         5,600         185,097
                                                                  -------------
                                                                      6,418,498
                                                                  -------------
  TOTAL FOREIGN COMMON STOCK (COST
   $29,321,826)..................................                    34,673,517
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
UNITED STATES (46.0%)
BASIC INDUSTRIES (2.8%)
AGRICULTURE (0.2%)
Dekalb Genetics Corp. - Class B..................         5,100   $     406,725
Pioneer Hi-Bred International, Inc...............         2,100         168,000
                                                                  -------------
                                                                        574,725
                                                                  -------------

CHEMICALS (1.3%)
Albemarle Corp...................................         2,700          56,869
Crompton & Knowles Corp..........................         3,500          77,875
Cytec Industries, Inc.+..........................         1,400          52,325
Dow Chemical Co..................................         7,600         662,150
E.I. Du Pont De Nemours & Co.....................        37,700       2,370,387
General Chemical Group, Inc......................         1,000          26,750
Georgia Gulf Corp................................         1,500          43,594
Landec Corp.+....................................           600           3,600
Lyondell Petrochemical Co........................         2,400          52,350
Minerals Technologies, Inc.......................           800          30,000
OM Group, Inc....................................           500          16,562
PPG Industries Inc...............................           200          11,625
Rohm & Haas Co...................................         1,600         144,100
Union Carbide Corp...............................         6,200         291,787
Wellman, Inc.....................................           100           1,737
                                                                  -------------
                                                                      3,841,711
                                                                  -------------

FOREST PRODUCTS & PAPER (0.5%)
American Pad & Paper Co.+........................         6,000         101,250
Boise Cascade Corp...............................         2,200          77,687
Bowater Inc......................................         1,900          87,875
Caraustar Industries, Inc........................         3,100         107,337
Champion International Corp......................         4,700         259,675
Mead Corp........................................         3,600         224,100
Temple-Inland, Inc...............................         4,300         232,200
Universal Forest Products, Inc...................         2,400          34,950
Weyerhaeuser Co..................................         6,800         353,600
                                                                  -------------
                                                                      1,478,674
                                                                  -------------

METALS & MINING (0.8%)
Allegheny Teledyne, Inc..........................        12,700         342,900
Aluminum Company of America......................        10,100         761,287
Bethlehem Steel Corp.+...........................         7,100          74,106
Commercial Metals Co.............................         8,200         264,450
Fluor Corp.......................................         2,600         143,487
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
METALS & MINING (CONTINUED)
Freeport-McMoran Copper & Gold, Inc. - Class A...         8,900   $     260,325
Inland Steel Industries, Inc.....................         2,000          52,250
Nucor Corp.......................................         4,400         248,600
Oregon Steel Mills, Inc..........................         1,100          21,931
Schnitzer Steel Industries, Inc. - Class A.......         4,300         126,312
Steel Technologies, Inc..........................         9,200          97,750
Worthington Industries, Inc......................         4,100          75,209
                                                                  -------------
                                                                      2,468,607
                                                                  -------------
  TOTAL BASIC INDUSTRIES.........................                     8,363,717
                                                                  -------------

CONSUMER GOODS & SERVICES (10.4%)
AUTOMOTIVE (0.9%)
Amcast Industrial Corp...........................         2,400          60,000
Chrysler Corp....................................        20,700         679,219
Cooper Tire & Rubber Co..........................         3,400          74,800
Excel Industries, Inc............................         1,900          37,050
Ford Motor Co....................................        37,500       1,415,625
Goodyear Tire and Rubber Co......................         5,400         341,887
Lear Corp.+......................................         2,200          97,625
Simpson Industries, Inc..........................         3,400          36,337
                                                                  -------------
                                                                      2,742,543
                                                                  -------------

BROADCASTING & PUBLISHING (0.6%)
Banta Corp.......................................         1,600          43,600
Comcast Corp. - Class A..........................         2,300          49,091
Cox Communications, Inc. - Class A+..............         2,700          64,800
Digital Generation Systems, Inc.+................           800           3,650
Heritage Media Corp. - Class A+..................         1,600          30,200
K-III Communications Corp.+......................         3,100          37,200
R.R. Donnelley & Sons Co.........................         8,100         296,662
TCI Satellite Entertainment, Inc. - Class A+.....         3,100          24,509
Tele-Communications TCI - Series A+..............        34,200         507,656
U.S. West, Inc. Media Group+.....................        31,800         643,950
                                                                  -------------
                                                                      1,701,318
                                                                  -------------

CONSTRUCTION & HOUSING (0.1%)
D.R. Horton, Inc.................................        17,276         179,238
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
ENTERTAINMENT, LEISURE & MEDIA (1.1%)
Boyd Gaming Corp.+...............................           900   $       5,175
Circus Circus Enterprises, Inc.+.................         5,800         142,825
Education Management Corp.+......................           800          20,600
Grand Casinos, Inc.+.............................         1,900          28,025
Harrah's Entertainment, Inc.+....................         5,700         104,025
Imax Corp.+......................................         6,600         162,937
International Game Technology....................         7,000         124,250
ITT Corp.+.......................................         5,900         360,269
MGM Grand, Inc.+.................................         2,900         107,300
Mirage Resorts, Inc.+............................         9,600         242,400
Steiner Leisure Ltd.+............................         1,500          42,469
Time Warner, Inc.................................        30,000       1,447,500
Viacom, Inc. - Class B+..........................        19,400         582,000
WMS Industries, Inc.+............................         3,300          82,706
                                                                  -------------
                                                                      3,452,481
                                                                  -------------
FOOD, BEVERAGES & TOBACCO (3.6%)
Anheuser Busch Companies, Inc....................        19,000         796,812
Coca-Cola Co.....................................        29,800       2,011,500
CPC International, Inc...........................         4,600         424,637
General Mills, Inc...............................         5,600         364,700
Heinz (H.J.) Company.............................        10,800         498,150
Kellogg Co.......................................        10,000         856,250
Morningstar Group, Inc.+.........................         1,400          41,169
Nabisco Holdings Corp. - Class A.................         1,900          75,762
PepsiCo, Inc.....................................        67,000       2,516,687
Philip Morris Companies, Inc.....................        49,100       2,178,812
Ralston Purina Co................................         5,300         435,594
Sara Lee Corp....................................           600          24,975
Savannah Foods & Industries, Inc.................         2,100          36,881
Seagram Company Ltd..............................        17,600         708,400
Twinlab Corp.+...................................           600          14,400
                                                                  -------------
                                                                     10,984,729
                                                                  -------------

HOUSEHOLD APPLIANCES & FURNISHINGS (0.2%)
Aaron Rents, Inc. - Class B......................         3,400          44,837
Black & Decker Corp..............................         6,300         234,281
Bush Industries, Inc. - Class A..................         4,000          95,000
LADD Furniture, Inc.+............................           700           9,712
Leggett & Platt, Inc.............................           300          12,900
Royal Appliance Manufacturing Co.+...............           900           7,706
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
HOUSEHOLD APPLIANCES & FURNISHINGS (CONTINUED)
Stanley Furniture Co., Inc.+.....................           700   $      16,187
Whirlpool Corp...................................         4,800         261,900
                                                                  -------------
                                                                        682,523
                                                                  -------------

HOUSEHOLD PRODUCTS (1.1%)
Bush Boake Allen, Inc.+..........................         2,200          68,475
Procter & Gamble Co..............................        23,300       3,291,125
Rubbermaid, Inc..................................         4,000         119,000
Safety 1st, Inc.+................................         4,200          23,887
                                                                  -------------
                                                                      3,502,487
                                                                  -------------

PERSONAL CARE (0.1%)
French Fragrances, Inc.+.........................           600           5,700
Gillette Co......................................         2,200         208,450
                                                                  -------------
                                                                        214,150
                                                                  -------------

RESTAURANTS & HOTELS (0.2%)
Candlewood Hotel Company, Inc.+..................         3,800          30,875
Extended Stay America, Inc.+.....................         7,600         119,700
Hilton Hotels Corp...............................        12,500         332,031
McDonald's Corp..................................           300          14,494
Papa John's International, Inc.+.................         2,400          88,650
                                                                  -------------
                                                                        585,750
                                                                  -------------

RETAIL (2.4%)
Albertson's, Inc.................................         8,900         324,850
AutoZone, Inc.+..................................         5,500         129,594
Best Buy Co., Inc.+..............................         1,000          14,875
Catherines Stores Corp.+.........................         1,000           3,812
Charming Shoppes, Inc.+..........................         5,600          29,312
Circuit City Stores, Inc.........................         3,700         131,581
Delia's, Inc.+...................................           600          11,100
Duckwall-Alto Stores, Inc.+......................         1,600          20,400
Federated Department Stores, Inc.+...............         7,900         274,525
Gap, Inc.........................................         4,600         178,825
Garden Ridge Corp.+..............................        10,400         130,650
General Nutrition Companies, Inc.+...............         2,800          78,225
Gymboree Corp.+..................................         1,600          38,350
JLK Direct Distribution - Class A+...............           200           5,125

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
RETAIL (CONTINUED)
Lazare Kaplan International, Inc.+...............         1,300   $      21,775
Linens 'N Things, Inc.+..........................           800          23,700
Lithia Motors, Inc. - Class A+...................         1,600          18,000
Mattel, Inc......................................        18,100         613,137
Nine West Group, Inc.+...........................         1,400          53,462
One Price Clothing Stores, Inc.+.................         6,500          24,375
Pacific Sunwear of California+...................           700          22,750
Party City Corp.+................................         2,900          47,669
Penn Traffic Co.+................................         3,800          29,925
Penney (J.C.) Inc................................         9,000         469,687
Sears, Roebuck & Co..............................        21,300       1,144,875
ShopKo Stores, Inc...............................           600          15,300
TJX Companies, Inc...............................         2,400          63,300
Toys 'R' Us, Inc.+...............................        10,700         374,500
Urban Outfitters, Inc.+..........................         6,000          82,875
Wal-Mart Stores, Inc.............................        87,200       2,948,450
                                                                  -------------
                                                                      7,325,004
                                                                  -------------

TEXTILES & APPAREL (0.1%)
Ashworth, Inc.+..................................         3,300          33,516
Fruit of the Loom, Inc. - Class A+...............         6,000         186,000
Worldtex, Inc.+..................................         1,000           8,000
                                                                  -------------
                                                                        227,516
                                                                  -------------
  TOTAL CONSUMER GOODS & SERVICES................                    31,597,739
                                                                  -------------

ENERGY (3.4%)
GAS EXPLORATION (0.3%)
Devon Energy Corp................................           900          33,075
Enron Corp.......................................        14,800         604,025
K N Energy, Inc..................................           800          33,700
Newfield Exploration Co.+........................         3,300          66,000
Ocean Energy, Inc.+..............................           700          32,375
                                                                  -------------
                                                                        769,175
                                                                  -------------

NATURAL GAS (0.0%)*
TransCanada Pipelines Ltd........................           800          16,100
                                                                  -------------

OIL PRODUCTION (3.0%)
Amoco Corp.......................................           400          34,775
Anadarko Petroleum Corp..........................         3,500         210,000
Ashland, Inc.....................................         4,400         204,050
Atlantic Richfield Co............................         8,800         620,400
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
OIL PRODUCTION (CONTINUED)
Chevron Corp.....................................         5,100   $     377,081
Exxon Corp.......................................        71,800       4,415,700
Mobil Corp.......................................        35,600       2,487,550
Monterey Resources, Inc..........................         2,400          35,700
Patterson Energy, Inc.+..........................           600          27,150
Phillips Petroleum Co............................         3,700         161,875
Plains Resources, Inc.+..........................         3,300          48,675
Snyder Oil Corp..................................         2,400          44,100
Tosco Corp.......................................         7,800         233,512
Ultramar Diamond Shamrock Corp...................         1,300          42,412
Unocal Corp......................................         5,800         225,112
Valero Energy Corp...............................         2,800         101,500
                                                                  -------------
                                                                      9,269,592
                                                                  -------------

OIL SERVICES (0.1%)
Cooper Cameron Corp.+............................         1,000          46,750
Diamond Offshore Drilling Inc.+..................         2,000         156,250
Dreco Energy Services Ltd. - Class A+............           700          36,837
Hanover Compressor Co.+..........................           500           9,750
Input/Output, Inc.+..............................         4,100          74,312
Seacor Smit, Inc.+...............................           900          47,081
                                                                  -------------
                                                                        370,980
                                                                  -------------
  TOTAL ENERGY...................................                    10,425,847
                                                                  -------------

FINANCE (7.5%)
BANKING (3.4%)
Ahmanson, H F and Co.............................         4,300         184,900
Alex Brown, Inc..................................         3,300         233,062
Banc One Corp....................................        19,983         967,924
Bank United Corp. - Class A......................         3,600         137,475
BankBoston Corp..................................         2,700         194,569
Banknorth Group, Inc.............................         2,200         101,200
Charter One Financial, Inc.......................         1,800          97,087
Chase Manhattan Corp.............................           500          48,531
Colonial BancGroup, Inc..........................         3,300          80,025
Commerce Bancshares, Inc.........................         1,000          45,312
Commercial Federal Corporation...................         1,100          40,837
Community First Bankshares, Inc..................         1,200          45,900
CoreStates Financial Corp........................         9,100         489,125
Crestar Financial Corp...........................         3,000         116,625

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
BANKING (CONTINUED)
Dime Bancorp, Inc................................         4,600   $      80,500
Eagle Bancshares, Inc............................           400           7,025
First Alliance Corp.+............................           600          17,175
First Chicago NBD Corp...........................        13,000         786,500
First Commerce Corp..............................         1,100          48,331
First Hawaiian, Inc..............................         2,000          68,125
First Republic Bancorp, Inc.+....................         1,100          25,575
First Union Corp.................................         7,600         703,000
Firstar Corp.....................................         5,500         167,750
FirstFed Financial Corp.+........................         2,300          71,444
Flagstar Bancorp, Inc.+..........................         1,400          22,575
Fleet Financial Group, Inc.......................         6,400         404,800
GBC Bancorp......................................         2,400          98,250
Golden West Financial Corp.......................         2,300         161,000
Great Western Financial Corp.....................         5,600         301,000
Hamilton Bancorp, Inc.+..........................           500          13,312
Hibernia Corp. - Class A.........................         3,500          48,781
Household International, Inc.....................         2,900         340,569
HUBCO, Inc.......................................         4,366         125,795
InterWest Bancorp, Inc...........................           500          19,812
Irwin Financial Corp.............................           700          20,387
Mercantile Bancorporation, Inc...................         2,001         121,536
National Commerce Bancorporation.................         3,800          84,550
NationsBank Corp.................................        34,800       2,244,600
New Century Financial Corp.+.....................           500           7,187
North Fork Bancorporation, Inc...................         2,200          47,025
Old Kent Financial Corp..........................         1,470          79,288
Pacific Century Financial Corp...................         1,700          78,625
Pinnacle Financial Services, Inc.................         2,200          63,525
Providian Financial Corp.+.......................         7,800         250,575
Republic New York Corp...........................         2,600         279,500
Security First Network Bank+.....................           900           6,131
Signet Banking Corp..............................         2,400          86,400
Southtrust Corp..................................         3,800         157,462
TCF Financial Corp...............................         1,400          69,125
Trustco Bank Corp................................         2,900          61,806
Trustmark Corp...................................           300           8,512
Valley National Bancorp..........................           300           8,137
Washington Federal, Inc..........................         2,000          51,312
Washington Mutual, Inc...........................         4,200         251,081
Wells Fargo & Co.................................           700         188,650
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
BANKING (CONTINUED)
Westamerica Bancorporation.......................           600   $      45,450
Wilmington Trust Corp............................           100           4,581
                                                                  -------------
                                                                     10,509,336
                                                                  -------------

FINANCIAL SERVICES (1.8%)
Advanta Corp. - Class B..........................         1,200          42,675
Amresco, Inc.+...................................         3,000          64,687
Bear Stearns Companies, Inc......................         5,600         191,450
Beneficial Corp..................................         2,500         177,656
Citicorp.........................................        10,200       1,229,737
Contifinancial Corp.+............................         2,000          73,000
Edwards (A.G.), Inc..............................         3,000         128,250
Equifax, Inc.....................................         5,000         185,937
Federal Home Loan Mortgage Corporation...........        11,200         385,000
Federal National Mortgage Association............        38,800       1,692,650
Finova Group, Inc................................         1,000          76,500
Hambrecht & Quist Group, Inc.+...................         2,100          68,775
Litchfield Financial Corp........................         2,360          39,382
Money Store, Inc.................................         1,600          45,750
Morgan Stanley, Dean Witter, Discover & Co.......        20,100         865,556
Ocwen Financial Corp.+...........................           800          25,850
Salomon, Inc.....................................         4,300         239,188
Southwest Securities Group, Inc..................         2,300          44,419
WFS Financial, Inc.+.............................         2,300          37,663
Willis Lease Finance Corp.+......................         2,200          27,363
                                                                  -------------
                                                                      5,641,488
                                                                  -------------

INSURANCE (2.0%)
AMBAC, Inc.......................................           900          68,738
American General Corp............................        11,500         549,125
American International Group, Inc................        15,900       2,375,063
Capital Re Corp..................................         7,750         414,625
Chartwell Re Corp................................         2,100          63,000
Chubb Corp.......................................         2,000         133,750
General Re Corp..................................         1,500         273,000
Hartford Financial Services Group, Inc...........         2,300         190,325
Hartford Life, Inc. - Class A+...................           300          11,250
Marsh & McLennan Companies, Inc..................         6,400         456,800

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
INSURANCE (CONTINUED)
MBIA, Inc........................................         2,300   $     259,469
Mercury General Corp.............................         1,000          72,750
Ohio Casualty Corp...............................         1,100          48,263
PMI Group, Inc...................................         1,900         118,513
Progressive Corp.................................         2,100         182,700
RenaissanceRe Holdings, Ltd......................         3,400         129,625
St. Paul Companies, Inc..........................         2,800         213,500
Transamerica Corp................................         5,600         523,950
Travelers Group, Inc.............................         1,300          81,981
Unum Corp........................................           400          16,800
                                                                  -------------
                                                                      6,183,227
                                                                  -------------
REAL ESTATE INVESTMENT TRUSTS (0.3%)
American General Hospitality Corp................         2,200          54,450
Arden Realty Group, Inc..........................         1,300          33,800
Boston Properties, Inc...........................         1,100          30,250
Brandywine Realty Trust..........................         1,000          20,250
Burnham Pacific Properties, Inc..................         2,300          31,625
Chelsea GCA Realty, Inc..........................           500          19,000
Colonial Properties Trust........................           800          23,500
Columbus Realty Trust............................         3,100          70,525
Developers Diversified Realty Corp...............         2,600         104,000
Evans Withycombe Residential, Inc................           800          16,600
Excel Realty Trust, Inc..........................         1,000          26,375
Gables Residential Trust.........................         3,800          95,950
Healthcare Realty Trust, Inc.....................         2,000          55,750
Liberty Property Trust...........................         2,300          57,213
Oasis Residential, Inc...........................         4,100          96,350
Post Properties, Inc.............................         1,300          52,731
Price REIT, Inc..................................         1,600          58,200
TriNet Corporate Realty Trust, Inc...............           900          29,756
Weeks Corp.......................................           700          21,875
Westfield America, Inc.+.........................           900          15,188
                                                                  -------------
                                                                        913,388
                                                                  -------------
  TOTAL FINANCE..................................                    23,247,439
                                                                  -------------
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

HEALTH CARE (5.3%)
BIOTECHNOLOGY (0.1%)
ArQule, Inc.+....................................           700   $      12,075
Human Genome Sciences, Inc.+.....................         2,900          96,606
IDEC Pharmaceuticals Corp.+......................           400           9,775
Incyte Pharmaceuticals, Inc.+....................           800          52,700
Mycogen Corp.+...................................           600          11,700
SangStat Medical Corp.+..........................         2,100          47,906
Sequana Therapeutics, Inc.+......................         2,200          23,788
Transkaryotic Therapies, Inc.+...................           300           9,244
Vertex Pharmaceuticals, Inc.+....................           300          11,438
Vical, Inc.+.....................................           900          11,588
                                                                  -------------
                                                                        286,820
                                                                  -------------

HEALTH SERVICES (1.5%)
Apple Orthodontix, Inc. - Class A+...............           500           4,563
Applied Analytical Industries, Inc.+.............         2,300          46,863
Apria Healthcare Group, Inc.+....................         6,600         117,150
Arbor Health Care Co.+...........................           600          18,900
Columbia/HCA Healthcare Corp.....................        49,900       1,961,694
Health Care & Retirement Corp.+..................         3,900         130,163
Health Management Associates, Inc. - Class A+....         5,000         142,500
Humana, Inc.+....................................        15,700         363,063
Kapson Senior Quarters Corp.+....................         2,900          33,169
Lifeline Systems, Inc.+..........................         1,200          22,800
Mariner Health Group, Inc.+......................        10,500         162,094
Paracelsus Healthcare Corp.+.....................         2,400          12,150
Sierra Health Services, Inc.+....................         4,000         125,000
Sterling House Corp.+............................         2,200          36,025
Summit Care Corp.+...............................         2,100          28,613
Tenet Healthcare Corp.+..........................        18,300         540,994
United Healthcare Corp...........................        16,700         868,400
Ventana Medical Systems, Inc.+...................         5,800          72,500
Youth Services, Inc.+............................         1,200          14,775
                                                                  -------------
                                                                      4,701,416
                                                                  -------------

MEDICAL SUPPLIES (0.4%)
Arterial Vascular Energy, Inc.+..................           800          25,725
Bausch & Lomb, Inc...............................         3,300         155,513
Biomet, Inc......................................         6,700         124,997

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
MEDICAL SUPPLIES (CONTINUED)
Boston Scientific Corp.+.........................        11,600   $     712,675
CellPro, Inc.+...................................         2,800          16,975
Closure Medical Corp.+...........................           900          17,100
CONMED Corp.+....................................         1,200          20,550
Eclipse Surgical Technologies+...................         1,300          10,644
Heartstream, Inc.+...............................         3,000          25,875
IDEXX Laboratories, Inc.+........................         3,100          38,459
Kensey Nash Corp.+...............................         5,200          57,850
KeraVision, Inc.+................................         5,800          53,650
Medi-Ject Corp.+.................................         4,300          13,438
Physio-Control International Corp.+..............           900          13,500
Sola International, Inc.+........................         1,300          43,550
                                                                  -------------
                                                                      1,330,501
                                                                  -------------
PHARMACEUTICALS (3.3%)
Alza Corp.+......................................         6,300         182,700
American Home Products Corp......................        29,300       2,241,450
Bristol-Myers Squibb Co..........................        14,300       1,158,300
Forest Laboratories, Inc.+.......................         3,700         154,013
Johnson & Johnson................................         5,200         334,750
Kos Pharmaceuticals, Inc.+.......................           600          16,275
Merck & Company, Inc.............................        10,000       1,035,000
Pfizer, Inc......................................         9,000       1,075,500
Schering-Plough Corp.............................        36,000       1,723,500
Warner-Lambert Co................................        16,600       2,062,550
Watson Pharmaceuticals, Inc.+....................         2,100          88,594
                                                                  -------------
                                                                     10,072,632
                                                                  -------------
  TOTAL HEALTH CARE..............................                    16,391,369
                                                                  -------------

INDUSTRIAL PRODUCTS & SERVICES (4.8%)
BUILDING MATERIALS (0.1%)
Owens Corning....................................         4,000         172,500
USG Corp.+.......................................         3,000         109,500
                                                                  -------------
                                                                        282,000
                                                                  -------------

BUSINESS & PUBLIC SERVICES (0.0%)*
American Residential Services, Inc.+.............         2,400          55,800
Comfort Systems USA, Inc.+.......................           400           6,250
Service Experts, Inc.+...........................           700          17,150
                                                                  -------------
                                                                         79,200
                                                                  -------------
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

CAPITAL GOODS (0.5%)
ABC Rail Products Corp.+.........................           800   $      13,850
Applied Power, Inc. - Class A....................         2,400         123,900
Cincinnati Milacron, Inc.........................         2,100          54,469
Collins & Aikman Corp.+..........................         4,700          47,000
Eastman Kodak Co.................................         4,700         360,725
Eaton Corp.......................................         2,500         218,281
Foster Wheeler Corp..............................         2,100          85,050
Greenfield Industries, Inc.......................         2,400          65,400
IDEX Corp........................................         3,000          99,000
MagneTek, Inc.+..................................         7,200         119,700
Modine Manufacturing Co..........................         6,600         197,175
Perceptron, Inc.+................................         1,200          32,175
Shaw Group, Inc.+................................         1,400          22,750
Wabash National Corp.............................         5,500         153,313
                                                                  -------------
                                                                      1,592,788
                                                                  -------------

COMMERCIAL SERVICES (0.2%)
ADT Ltd.+........................................         3,900         128,700
DeVry, Inc.+.....................................         3,300          89,100
Equity Corp. International+......................           700          16,931
Pinkertons, Inc.+................................         1,200          36,900
Robert Half International, Inc.+.................         1,000          47,063
Service Corp. International......................        12,000         394,500
                                                                  -------------
                                                                        713,194
                                                                  -------------

DIVERSIFIED MANUFACTURING (2.9%)
Aeroquip-Vickers Inc.............................         1,500          70,875
AlliedSignal, Inc................................        22,200       1,864,800
Brady (W.H.) Co. - Class A.......................         1,600          46,350
Cooper Industries, Inc...........................         7,000         348,250
General Electric Co..............................        43,800       2,863,425
General Motors Corp. - Class H...................        14,800         854,700
Harnischfeger Industries, Inc....................         1,600          66,400
Hexcel Corp.+....................................         1,000          17,250
Intermet Corp....................................        11,200         180,250
ITT Industries, Inc..............................         6,800         175,100
Johnson Controls, Inc............................         4,800         197,100
Mueller Industries, Inc.+........................         2,200          96,250
Raychem Corp.....................................         2,600         193,375
Tyco International Ltd...........................         9,100         633,019
Xerox Corp.......................................        18,100       1,427,638
                                                                  -------------
                                                                      9,034,782
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
ELECTRICAL EQUIPMENT (0.3%)
Anixter International, Inc.+.....................         2,400   $      41,250
Bolder Technologies Corp.+.......................         1,200          16,500
Emerson Electric Co..............................         9,700         534,106
Encore Wire Corp.+...............................         2,300          69,575
Grainger (W.W.), Inc.............................         3,300         258,019
                                                                  -------------
                                                                        919,450
                                                                  -------------

MACHINERY (0.2%)
Caterpillar, Inc.................................         6,100         654,988
                                                                  -------------

PACKAGING & CONTAINERS (0.1%)
Kimberly-Clark Corp..............................         5,100         253,725
                                                                  -------------

POLLUTION CONTROL (0.5%)
American Disposal Services, Inc.+................         3,500          79,188
Dames & Moore, Inc...............................         2,400          29,700
Sevenson Environmental Services, Inc.............         1,400          29,225
Tetra Technologies, Inc.+........................         2,400          56,850
Waste Management, Inc............................        39,500       1,268,938
Wheelabrator Technologies, Inc...................         5,000          77,188
                                                                  -------------
                                                                      1,541,089
                                                                  -------------
  TOTAL INDUSTRIAL PRODUCTS & SERVICES...........                    15,071,216
                                                                  -------------
TECHNOLOGY (7.3%)
AEROSPACE (0.9%)
Boeing Co........................................        32,900       1,745,756
Coltec Industries, Inc.+.........................         4,400          85,800
DeCrane Aircraft Holdings, Inc.+.................           900          13,275
McDonnell Douglas Corp...........................         9,600         657,600
Orbital Sciences Corp.+..........................         5,200          82,875
Rohr Industries, Inc.+...........................         3,300          72,394
                                                                  -------------
                                                                      2,657,700
                                                                  -------------

COMPUTER PERIPHERALS (0.1%)
Gateway 2000, Inc.+..............................         5,600         181,650
In Focus Systems, Inc.+..........................         1,600          41,300
Pinnacle Systems, Inc.+..........................         2,100          35,831
Quantum Corp.+...................................         5,400         109,856
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
COMPUTER PERIPHERALS (CONTINUED)
Raster Graphics, Inc.+...........................         2,300   $      16,388
Read-Rite Corp.+.................................         1,700          35,434
                                                                  -------------
                                                                        420,459
                                                                  -------------

COMPUTER SOFTWARE (1.4%)
Aspen Technology, Inc.+..........................         2,200          82,706
Autodesk, Inc....................................         1,700          65,184
Avid Technology, Inc.+...........................         2,300          60,806
Ciber, Inc.+.....................................           100           3,419
Computer Associates International, Inc...........        12,800         712,800
Computer Horizons Corp.+.........................           250           8,547
Edify Corp.+.....................................         3,400          49,938
MathSoft, Inc.+..................................         2,000           5,938
Metromail Corp.+.................................         1,300          32,175
Microsoft Corp.+.................................        13,000       1,644,094
Network General Corp.+...........................         2,300          34,141
Oracle Corp.+....................................        26,400       1,329,075
Pure Atria Corp.+................................           300           4,256
Red Brick Systems, Inc.+.........................           600           4,359
Transaction Systems Architects, Inc. - Class
  A+.............................................         2,500          86,094
Tripos, Inc.+....................................         1,800          27,563
Viasoft, Inc.+...................................           200          10,175
Visigenic Software, Inc.+........................         3,700          32,375
                                                                  -------------
                                                                      4,193,645
                                                                  -------------

COMPUTER SYSTEMS (1.7%)
Compaq Computer Corp.+...........................         9,100         903,175
EMC Corp./ Mass.+................................        10,800         421,200
International Business Machines Corp.............        34,800       3,138,525
International Network Services+..................         2,900          75,309
Quickturn Design System, Inc.+...................         2,300          27,169
Sapient Corp.+...................................           700          34,300
Silicon Graphics, Inc.+..........................         6,400          96,000
Sun Microsystems, Inc.+..........................        15,400         573,169
                                                                  -------------
                                                                      5,268,847
                                                                  -------------

ELECTRONICS (1.0%)
Adept Technology, Inc.+..........................         3,000          26,438
Bay Networks, Inc.+..............................         7,200         191,250
Cabletron Systems, Inc.+.........................         6,900         195,356
Cisco Systems, Inc.+.............................        30,600       2,054,981

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
ELECTRONICS (CONTINUED)
Flextronics International, Ltd.+.................           500   $      13,406
Harris Corp......................................         1,500         126,000
Integrated Device Technology, Inc.+..............         4,800          50,550
Itron, Inc.+.....................................         2,100          53,944
Nimbus CD International, Inc.+...................         2,800          30,800
Perkin-Elmer Corp................................         3,900         310,294
Rambus, Inc.+....................................           100           4,631
Sensormatic Electronics Corp.....................         3,300          42,488
Sipex Corp.+.....................................           200           7,125
Symbol Technologies, Inc.........................         1,700          57,163
Uniphase Corp.+..................................           600          34,800
                                                                  -------------
                                                                      3,199,226
                                                                  -------------

INFORMATION PROCESSING (0.4%)
Checkfree Corp.+.................................         3,200          56,300
Electronic Data System Corp......................         9,200         377,200
First Data Corp..................................        19,400         852,388
Remedy Corp.+....................................           500          19,922
                                                                  -------------
                                                                      1,305,810
                                                                  -------------
SEMICONDUCTORS (1.5%)
Actel Corp.+.....................................         3,100          52,700
Advanced Technology Materials, Inc.+.............         3,700         108,688
Credence Systems Corp.+..........................         1,000          29,969
Intel Corp.......................................        25,600       3,624,800
Micrel, Inc.+....................................           700          35,525
National Semiconductor Corp.+....................         5,600         171,500
Oak Technology, Inc.+............................         2,900          28,366
Ontrack Systems, Inc.+...........................           100           2,988
SDL, Inc.+.......................................         4,400          84,150
Silicon Valley Group, Inc.+......................           700          18,419
Texas Instruments, Inc...........................         4,100         344,656
Vitesse Semiconductor Corp.+.....................           700          22,859
                                                                  -------------
                                                                      4,524,620
                                                                  -------------
TELECOMMUNICATION EQUIPMENT (0.1%)
Digital Microwave Corp.+.........................         1,300          38,513
General Instrument Corp.+........................         5,600         140,000
P-COM, Inc.+.....................................         1,800          59,175
Proxim Inc.+.....................................         1,600          38,700
                                                                  -------------
                                                                        276,388
                                                                  -------------
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

TELECOMMUNICATION SERVICES (0.2%)
360 Communications Co.+..........................         6,300   $     107,888
Airtouch Communications, Inc.+...................           300           8,213
Aspect Telecommunications Corp.+.................         1,700          37,613
Glenayre Technologies, Inc.+.....................         2,800          45,938
ICG Communications, Inc.+........................         2,200          42,213
Natural Microsystems Corp.+......................         1,300          46,759
Omnipoint Corp.+.................................         3,400          56,419
Paging Network, Inc.+............................         5,100          44,864
Premiere Technologies, Inc.+.....................         3,700          96,431
                                                                  -------------
                                                                        486,338
                                                                  -------------

TELECOMMUNICATIONS (0.0%)*
Aware, Inc.......................................           400           5,875
Iridium World Communications Ltd.+...............           700          12,688
Qwest Communications International, Inc.+........           500          13,594
                                                                  -------------
                                                                         32,157
                                                                  -------------
  TOTAL TECHNOLOGY...............................                    22,365,190
                                                                  -------------

TRANSPORTATION (0.7%)
AIRLINES (0.1%)
AMR Corp.+.......................................         2,200         203,500
ASA Holdings, Inc................................         1,300          37,172
Southwest Airlines Co............................         4,200         108,675
                                                                  -------------
                                                                        349,347
                                                                  -------------

RAILROADS (0.5%)
Burlington Northern Santa Fe.....................         4,300         386,463
CSX Corp.........................................         6,100         338,550
Genesee & Wyoming Inc. - Class A+................         2,400          64,800
Norfolk Southern Corp............................           400          40,300
Union Pacific Corp...............................         8,600         606,300
                                                                  -------------
                                                                      1,436,413
                                                                  -------------

TRUCK & FREIGHT CARRIERS (0.1%)
Allied Holdings, Inc.+...........................           800           8,750
American Freightways Corp.+......................         2,400          37,650
CNF Transportation, Inc..........................           900          29,025
Consolidated Freightways Corp.+..................         1,000          16,406
Rollins Truck Leasing Corp.......................         5,600          83,300

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
TRUCK & FREIGHT CARRIERS (CONTINUED)
Ryder System, Inc................................         1,700   $      56,100
Werner Enterprises, Inc..........................         3,800          74,100
                                                                  -------------
                                                                        305,331
                                                                  -------------
  TOTAL TRANSPORTATION...........................                     2,091,091
                                                                  -------------

UTILITIES (3.8%)
ELECTRIC (1.2%)
American Electric Power Co.......................         5,500         231,000
Baltimore Gas & Electric Co......................         4,600         122,763
Calpine Corp.+...................................         1,600          30,400
Central & South West Corp........................         4,300          91,375
Central Hudson Gas & Electric Corp...............         4,100         141,194
Central Louisiana Electric Co....................         4,300         120,938
CMS Energy Corp..................................         1,900          66,975
Consolidated Edison Co. of New York, Inc.........         7,700         226,669
Dominion Resources, Inc..........................         5,900         216,088
DTE Energy Co....................................         4,700         129,838
Duke Power Co....................................        12,501         599,257
Entergy Corp.....................................         7,600         208,050
Houston Industries, Inc..........................           900          19,294
Illinova Corp....................................         2,200          48,400
Kansas City Power & Light Co.....................         1,200          34,275
New England Electric System......................         2,000          74,000
Northeast Utilities..............................         3,900          37,294
Northern States Power Co.........................         4,300         222,525
Otter Tail Power Company.........................           600          19,575
Pinnacle West Capital Corp.......................         2,900          87,181
Potomac Electric Power Co........................         3,900          90,188
Saint Joseph Light & Power Co....................           900          14,738
Southern Co......................................        22,000         481,250
Texas Utilities Co...............................           100           3,444
Unicom Corp......................................         7,000         155,750
Union Electric Co................................         3,300         124,369
Wisconsin Energy Corp............................         3,400          84,575
                                                                  -------------
                                                                      3,681,405
                                                                  -------------

NATURAL GAS (0.0%)*
Energen Corporation..............................           300          10,106
United Cities Gas Co.............................         1,200          28,500
Wicor, Inc.......................................         1,600          62,300
                                                                  -------------
                                                                        100,906
                                                                  -------------
              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------

TELEPHONE (2.6%)
AT & T Corp......................................           700   $      24,544
Bell Atlantic Corp...............................        13,100         993,963
GTE Corp.........................................        30,800       1,351,350
MCI Communications Corp..........................        26,500       1,014,453
NYNEX Corp.......................................        10,600         610,825
SBC Communications, Inc..........................        30,700       1,899,563
Sprint Corp......................................        17,200         905,150
WorldCom, Inc.+..................................        35,400       1,131,694
                                                                  -------------
                                                                      7,931,542
                                                                  -------------

WATER (0.0%)*
E'Town Corp......................................         2,400          74,100
SJW Corp.........................................           300          15,750
Southern California Water Co.....................         1,800          44,100
                                                                  -------------
                                                                        133,950
                                                                  -------------
  TOTAL UTILITIES................................                    11,847,803
                                                                  -------------
  TOTAL UNITED STATES COMMON STOCK (COST
   $98,982,878)..................................                   141,401,411
                                                                  -------------
  TOTAL COMMON STOCK (COST $128,304,704).........                   176,074,928
                                                                  -------------

CONVERTIBLE PREFERRED STOCKS (0.6%)
INDUSTRIAL PRODUCTS & SERVICES (0.6%)
Home Ownership Funding, (144A) (Industrial)......         2,000       1,931,820
                                                                  -------------
  (COST $2,002,080)

PREFERRED STOCK (0.3%)
AUSTRALIA (0.0%)*
News Corporation Ltd. (Broadcasting &
  Publishing)....................................        32,200         125,919
                                                                  -------------

GERMANY (0.3%)
Jungheinrich AG (Machinery)......................           760         125,174
MAN AG (Capital Goods)...........................           341          86,496
RWE AG (Utilities)...............................         7,570         263,696

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES          VALUE
-------------------------------------------------  ------------   -------------
GERMANY (CONTINUED)
SAP AG (Computer Software).......................           600   $     124,646
Volkswagen AG (Automotive).......................           260         146,224
                                                                  -------------
                                                                        746,236
                                                                  -------------
  TOTAL PREFERRED STOCK (COST $716,906)..........                       872,155
                                                                  -------------

RIGHTS (0.0%)*
MALAYSIA (0.0%)*
Commerce Asset-Holding Berhad, Expiring 7/21/97
  (Banking)......................................           131               5
                                                                  -------------
  (COST $37)
WARRANTS (0.1%)
GERMANY (0.1%)
Muenchener Rueckversicherungs-Gesellschaft AG,
  Expiring 03/13/98 (Insurance)+.................            40          14,117
Volkswagen AG, Expiring 10/27/98 (Automotive)+...           324         135,919
                                                                  -------------
                                                                        150,036
                                                                  -------------

JAPAN (0.0%)*
Canon Sales Co. Inc., Expiring 11/11/97
  (Merchandising)+...............................           130          16,319
Shin-Etsu Chemical Co. Ltd., Expiring 8/1/00
  (Chemicals)+...................................            24          66,300
                                                                  -------------
                                                                         82,619
                                                                  -------------

MALAYSIA (0.0%)*
Commerce Asset-Holding Berhad, Expiring 07/21/97
  (Banking)......................................            82              13
                                                                  -------------
  TOTAL WARRANTS (COST $112,986).................                       232,668
                                                                  -------------
  TOTAL EQUITY SECURITIES (COST $131,136,713)....                   179,111,576
                                                                  -------------
                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT          VALUE
-------------------------------------------------  ------------   -------------
FIXED INCOME SECURITIES (37.2%)
CONVERTIBLE BONDS (0.2%)

                                                       (IN JPY)
                                                   ------------
JAPAN (0.2%)
BTM Cayman Finance Ltd., 4.25% due 03/31/49
  (Financial Services)...........................  $ 30,000,000   $     352,617
NEC Corp., 1.90% due 03/30/01 (Computer
  Systems).......................................     8,000,000         117,522
STB Cayman Capital, 0.50% due 10/01/07 (Financial
  Services)......................................    15,000,000         147,798
Yamanouchi Pharmaceutical Co. Ltd., 1.25% due
  03/31/14 (Commercial Services).................    10,000,000         137,857
                                                                  -------------
                                                                        755,794
                                                                  -------------
  TOTAL CONVERTIBLE BONDS (COST $679,574)........                       755,794
                                                                  -------------

COLLATERIZED OBLIGATIONS (4.0%)

                                                       (IN USD)
                                                   ------------
FINANCE (4.0%)
Aegis Auto Receivables Trust, Series 1996-3,
  Class A, Sequential Payer, Callable, (144A),
  8.80% due 03/20/02.............................     1,134,525       1,137,006
American Southwest Financial Corp., Series 60,
  Class D, 8.90% due 03/01/18....................     1,984,134       2,053,717
Caterpillar Financial Asset Trust, Series 1996-A,
  6.30% due 05/25/02.............................       500,000         501,960
Green Tree Financial Corp., Series 1992-1, Class
  A3, 6.70% due 10/15/17.........................     1,000,000       1,002,760
Green Tree Financial Corp., Series 1994-1, 7.20%
  due 04/15/19...................................     3,000,000       3,050,130
Merrill Lynch Mortgage Investors, Inc., Series
  1995-C2, Class E, 7.98% due 06/15/21...........       296,793         293,640
Merrill Lynch Mortgage Investors, Inc., Series
  1997-C1, Class F, 7.12% due 06/18/29...........     1,000,000         884,844

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1997
--------------------------------------------------------------------------------

                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT          VALUE
-------------------------------------------------  ------------   -------------
FINANCE (CONTINUED)
Morgan Stanley Capital, Series 1997-HF1, Class F,
  6.86% due 07/15/29.............................  $  1,000,000   $     895,800
Premier Auto Trust, Series 93-6, 4.65% due
  11/02/99.......................................       625,775         622,220
Resolution Trust Corp. Mortgage Pass Thru, Series
  1993-C1, 6.73% due 05/25/24....................         5,719           5,717
World Omni Automobile Lease Securitization Trust,
  Series 1996-A, Class A1, Sequential Payer,
  Callable, 6.30% due 06/25/02...................       776,339         779,157
World Omni Automobile Lease Securitization Trust,
  Series 1997-A, Class A2, Sequential Payer,
  Callable, 6.75% due 06/25/03...................     1,200,000       1,208,625
                                                                  -------------
                                                                     12,435,576
                                                                  -------------
  TOTAL COLLATERIZED OBLIGATIONS (COST
   $12,402,674)..................................                    12,435,576
                                                                  -------------

CORPORATE OBLIGATIONS (10.1%)
BASIC INDUSTRIES (0.2%)
FOREST PRODUCTS & PAPER (0.1%)
Buckeye Cellulose Corp., 8.50% due 12/15/05......       200,000         202,250
                                                                  -------------

METALS & MINING (0.1%)
Ryerson Tull, Inc., 9.13% due 07/15/06...........       200,000         211,000
                                                                  -------------
                                                                        413,250
                                                                  -------------

CONSUMER GOODS & SERVICES (0.7%)
BROADCASTING & PUBLISHING (0.2%)
Capstar Radio Broadcasting, (144A), 9.25% due
  07/01/07.......................................       250,000         243,750
Grupo Televisa SA, (144A), 11.38% due 05/15/03...       200,000         219,250
Jacor Communications Co., (144A), 8.75% due
  06/15/07.......................................       300,000         296,250
                                                                  -------------
                                                                        759,250
                                                                  -------------
                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT          VALUE
-------------------------------------------------  ------------   -------------

ENTERTAINMENT, LEISURE & MEDIA (0.2%)
News America Holdings, Inc., 7.75% due
  12/01/45.......................................  $    400,000   $     375,196
Outdoor Systems Inc., (144A), 8.88% due
  06/15/07.......................................       300,000         291,750
                                                                  -------------
                                                                        666,946
                                                                  -------------

FOOD, BEVERAGES & TOBACCO (0.1%)
Cott Corp., 8.50% due 05/01/07...................       250,000         249,375
                                                                  -------------

RETAIL (0.1%)
Federated Department Stores, Inc., 8.13% due
  10/15/02.......................................       200,000         209,172
Proffitt's Inc., (144A), 8.13% due 05/15/04......       250,000         249,375
                                                                  -------------
                                                                        458,547
                                                                  -------------

TEXTILES & APPAREL (0.1%)
WestPoint Stevens Inc., 8.75% due 12/15/01.......       350,000         362,687
                                                                  -------------
                                                                      2,496,805
                                                                  -------------

FINANCE (5.3%)
BANKING (3.3%)
Abbey National First Capital, 8.20% due
  10/15/04.......................................     1,000,000       1,064,830
Chase Manhattan Corp. - New Shares, 10.13% due
  11/01/00.......................................       800,000         880,376
First Nationwide Holdings, Inc., 10.63% due
  10/01/03.......................................       250,000         275,625
First Union Corp., 6.55% due 10/15/35............     2,800,000       2,738,456
Midland Bank PLC, 7.63% due 06/15/06.............       560,000         575,148
NationsBank Corp., 6.50% due 08/15/03............     2,000,000       1,953,480
St. George Bank Ltd., (144A), 7.15% due
  06/18/07.......................................     2,250,000       2,222,212
Swiss Bank Corp. - New York, 7.75% due
  09/01/26.......................................       375,000         382,297
                                                                  -------------
                                                                     10,092,424
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1997
--------------------------------------------------------------------------------

                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT          VALUE
-------------------------------------------------  ------------   -------------
FINANCIAL SERVICES (1.5%)
Associates Corp. North America, 5.96% due
  05/15/37.......................................  $    610,000   $     611,433
CANTV Finance Ltd., 9.25% due 02/01/04...........       210,000         213,413
Ford Motor Credit, 8.63% due 01/24/00............     1,140,000       1,192,725
Guangdong International Trust & Investment Corp.,
  (144A), 8.75% due 10/24/16.....................       500,000         523,975
Indah Kiat Finance Co. Mauritius, (144A), 10.00%
  due 07/01/07...................................       500,000         498,125
Nationwide Financial Services, Inc., 8.00% due
  03/01/27.......................................     1,000,000       1,025,610
Sampoerna Intl. (144A), 8.38% due 06/15/06.......       200,000         201,912
Sun World International, Inc., (144A), 11.25% due
  04/15/04.......................................       100,000         104,250
Voto-Votorantim Overseas Trading, (144A), 8.50%
  due 06/27/05...................................       250,000         248,750
                                                                  -------------
                                                                      4,620,193
                                                                  -------------

INSURANCE (0.5%)
Metropolitan Life Insurance Co. (144A), 7.00% due
  11/01/05.......................................     1,500,000       1,471,980
                                                                  -------------
                                                                     16,184,597
                                                                  -------------

HEALTHCARE (0.2%)
HEALTH SERVICES (0.2%)
Tenet Healthcare Corp., 10.13% due 03/01/05......       500,000         546,250
                                                                  -------------

INDUSTRIAL PRODUCTS & SERVICES (0.3%)
BUILDING MATERIALS (0.2%)
Johns Manville International Group Inc., 10.88%
  due 12/15/04...................................       250,000         278,125
USG Corp., Series B, 9.25% due 09/15/01..........       250,000         263,125
                                                                  -------------
                                                                        541,250
                                                                  -------------
                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT          VALUE
-------------------------------------------------  ------------   -------------

DIVERSIFIED MANUFACTURING (0.1%)
Copamex Industrias SA, (144A), 11.38% due
  04/30/04.......................................  $    120,000   $     129,600
Polymer Group Inc., (144A), 9.00% due 07/01/07...       250,000         245,978
                                                                  -------------
                                                                        375,578
                                                                  -------------
                                                                        916,828
                                                                  -------------

TECHNOLOGY (1.4%)
ELECTRONICS (1.0%)
Sensormatic Electronics Corp., 7.74% due
  03/29/06.......................................     3,000,000       2,988,750
                                                                  -------------

TELECOMMUNICATION SERVICES (0.1%)
Paging Network Inc., 10.00% due 10/15/08.........       200,000         192,500
                                                                  -------------

TELECOMMUNICATIONS (0.3%)
Telecommunications, Inc., 8.25% due 01/15/03.....     1,050,000       1,074,843
                                                                  -------------
                                                                      4,256,093
                                                                  -------------

TRANSPORTATION (0.5%)
RAILROADS (0.4%)
CSX Corp., 7.95% due 05/01/27....................     1,100,000       1,125,102
                                                                  -------------

TRANSPORT & SERVICES (0.1%)
Teekay Shipping Corp., 8.32% due 02/01/08........       500,000         505,000
                                                                  -------------
                                                                      1,630,102
                                                                  -------------

UTILITIES (1.5%)
ELECTRIC (0.6%)
Waterford 3 Funding, 8.09% due 01/02/17(b).......     2,000,000       2,000,000
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1997
--------------------------------------------------------------------------------

                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT          VALUE
-------------------------------------------------  ------------   -------------
TELEPHONE (0.2%)
MFS Communications Company, Inc., 9.38% due
  01/15/04.......................................  $    250,000   $     231,563
Philippine Long Distance Telephone Company,
  10.63% due 06/02/04............................       150,000         170,250
Philippine Long Distance Telephone Company,
  Series E, 7.85% due 03/06/07...................       120,000         115,595
                                                                  -------------
                                                                        517,408
                                                                  -------------
WATER (0.7%)
Hydro Quebec, 8.88% due 03/01/26.................     1,800,000       2,036,034
                                                                  -------------
                                                                      4,553,442
                                                                  -------------
  TOTAL CORPORATE OBLIGATIONS (COST
   $30,949,574)..................................                    30,997,367
                                                                  -------------
GOVERNMENT OBLIGATIONS (0.8%)
                                                       (IN USD)
                                                   ------------
ARGENTINA (0.1%)
Republic of Argentina Bonos del Tesoro, Series
  BT02, 8.75% due 05/09/02.......................       500,000         500,000
                                                                  -------------
                                                       (IN CAD)
                                                   ------------
CANADA (0.6%)
Government of Canada, Series A-76, 9.00% due
  06/01/25.......................................     2,000,000       1,824,829
                                                                  -------------
                                                       (IN ITL)
                                                   ------------

ITALY (0.0%)*
Republic of Italy, 6.50% due 06/28/01............    10,000,000           6,531
                                                                  -------------
                                                       (IN USD)
                                                   ------------

POLAND (0.1%)
Republic of Poland, 4.00% due 10/27/14...........       250,000         213,450
                                                                  -------------
  TOTAL GOVERNMENT OBLIGATIONS (COST
   $2,506,180)...................................                     2,544,810
                                                                  -------------
                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT          VALUE
-------------------------------------------------  ------------   -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS
 (10.5%)
FEDERAL HOME LOAN MORTGAGE CORP. (1.0%)
Federal Home Loan, 8.50% due 09/01/01-07/01/02...  $    687,508   $     702,947
Federal Home Loan PC D76007, 8.00% due
  11/01/26.......................................     2,247,748       2,300,255
                                                                  -------------
                                                                      3,003,202
                                                                  -------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (3.7%)
FNMA, 8.00% due 12/01/26.........................     4,227,281       4,320,957
FNMA REMIC, 6.50% due 01/25/23...................     7,400,000       7,224,546
                                                                  -------------
                                                                     11,545,503
                                                                  -------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (5.8%)
GNMA, 8.00% due 06/15/31.........................     2,131,483       2,169,423
GNMA, 9.00% due 05/15/16-01/15/17................     2,971,670       3,127,709
GNMA, 7.00% due 05/15/23-04/15/24................     5,687,382       5,599,974
GNMA, 7.50% due 07/15/22-06/15/27................     5,491,289       5,508,326
GNMA, 12.00% due 05/15/16........................     1,142,808       1,295,544
                                                                  -------------
                                                                     17,700,976
                                                                  -------------
  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST
   $31,932,324)..................................                    32,249,681
                                                                  -------------

U.S. TREASURY OBLIGATIONS (11.6%)
U.S. TREASURY BONDS (5.8%)
United States Treasury Bonds, 11.13% due
  08/15/03.......................................       405,000         499,138
United States Treasury Bonds, 12.00% due
  08/15/13.......................................     1,730,000       2,432,553
United States Treasury Bonds, 8.50% due
  02/15/20.......................................    11,787,000      13,952,390
United States Treasury Bonds, 6.50% due
  11/15/26.......................................     1,099,000       1,052,479
                                                                  -------------
                                                                     17,936,560
                                                                  -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1997
--------------------------------------------------------------------------------

                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT          VALUE
-------------------------------------------------  ------------   -------------
U.S. TREASURY NOTES (5.8%)
United States Treasury Notes, 6.38% due
  04/30/99.......................................  $  4,344,000   $   4,365,329
United States Treasury Notes, 7.25% due
  08/15/04(a)....................................       950,000         989,397
United States Treasury Notes, 7.75% due
  11/30/99.......................................     3,600,000       3,722,724
United States Treasury Notes, 5.88% due
  11/15/05.......................................     1,760,000       1,683,123
United States Treasury Notes, 6.38% due
  03/31/01.......................................       470,000         470,480
United States Treasury Notes, 6.25% due
  04/30/01.......................................     2,500,000       2,492,175
United States Treasury Notes, 6.63% due
  06/30/01(a)....................................     3,615,000       3,648,258
United States Treasury Notes, 6.38% due
  09/30/01.......................................       400,000         399,916
                                                                  -------------
                                                                     17,771,402
                                                                  -------------
  TOTAL U.S. TREASURY OBLIGATIONS (COST
   $35,070,170)..................................                    35,707,962
                                                                  -------------
  TOTAL FIXED INCOME SECURITIES (COST
   $113,540,496).................................                   114,691,190
                                                                  -------------

SHORT-TERM INVESTMENTS (3.3%)
OTHER INVESTMENT COMPANIES (0.0%)*
Seven Seas Money Market Fund, 5.12%..............         3,280           3,280
                                                                  -------------

REPURCHASE AGREEMENT (0.3%)
State Street Bank and Trust Company Repurchase
  Agreement, 5.00%, dated 06/30/97 due 07/01/97,
  proceeds $903,125 (collateralized by 660,000
  U.S. Treasury Bond, 12.75% due 11/15/10, valued
  at $928,022) (cost $903,000)(a)................       903,000         903,000
                                                                  -------------
                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT          VALUE
-------------------------------------------------  ------------   -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (3.0%)
Federal Home Loan Bank Discount Note, 6.00% due
  07/01/97.......................................  $  9,165,000   $   9,165,000
                                                                  -------------

U.S. TREASURY OBLIGATIONS (0.0%)*
United States Treasury Bills, 5.30% due
  11/13/97(a)....................................        90,000          88,248
                                                                  -------------
  TOTAL SHORT-TERM INVESTMENTS (COST
   $10,159,528)..................................                    10,159,528
                                                                  -------------
TOTAL INVESTMENTS (COST $254,836,737) (98.8%)..................
                                                                    303,962,294
OTHER ASSETS IN EXCESS OF LIABILITIES (1.2%)...................
                                                                      3,676,041
                                                                  -------------
NET ASSETS (100.0%)............................................   $ 307,638,335
                                                                  -------------
                                                                  -------------

------------------------------
+ Non-Income Producing Securities

* Less than 0.1%

(a) Security is fully or partially segregated as collateral for futures contracts and/or delayed delivery securities. Total market value of collateral is $6,577,163.

(b) Delayed delivery securities.

144A - Securities restricted for resale to Qualified Institutional Buyers.

ADR - Securities whose value is determined or significantly influenced by trading on exchanges not located in the US or Canada. ADR after the name of a foreign holding stands for American Depository Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank.

ARS - American Registered Share

Note: Based on the cost of investments of $255,498,300 for Federal Income Tax purposes at June 30, 1997, the aggregate gross unrealized appreciation was $51,391,940, and the aggregate gross unrealized depreciation was $2,927,946, resulting in net unrealized appreciation of $48,463,994.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1997
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION
                                                                                  PERCENT OF
                                                                                   PORTFOLIO
                                                                                  -----------
U.S. Government Agency/Treasury Obligations.....................................       22.4%
Banking.........................................................................       8.20%
Financial Services..............................................................       7.90%
Food & Beverages................................................................       4.80%
Pharmaceuticals.................................................................       4.10%
Oil-Production..................................................................       3.10%
Diversified Manufacturing.......................................................       3.10%
Insurance.......................................................................       3.10%
Retail..........................................................................       3.00%
Telephone.......................................................................       2.80%
Electronics.....................................................................       2.50%
Electric........................................................................       2.10%
Computer Systems................................................................       1.80%
Health Services.................................................................       1.70%
Chemicals.......................................................................       1.70%
Oil-Services....................................................................       1.60%
Automotive......................................................................       1.50%
Semi-Conductors.................................................................       1.50%
Entertainment...................................................................       1.50%
Computer Software...............................................................       1.40%
Metals & Mining.................................................................       1.20%
Household Products..............................................................       1.20%
Telecommunications..............................................................       1.00%
Railroads.......................................................................       1.00%
Broadcasting & Publishing.......................................................       0.90%
Aerospace.......................................................................       0.90%
Foreign Government Obligations..................................................       0.80%
Water...........................................................................       0.80%
Electrical Equipment............................................................       0.80%
Forest Products & Paper.........................................................       0.70%
Industrial......................................................................       0.60%
Capital Goods...................................................................       0.60%
Pollution Control...............................................................       0.50%
Building Materials..............................................................       0.50%
Machinery.......................................................................       0.50%
Miscellaneous...................................................................       4.90%
Short Term Investments..........................................................       3.30%
                                                                                  -----------
                                                                                     100.00%
                                                                                  -----------
                                                                                  -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $254,836,737 )          $303,962,294
Cash                                                    452,799
Foreign Currency at Value (Cost $2,009,891 )          1,998,611
Receivable for Investments Sold                       5,555,893
Dividends and Interest Receivable                     1,868,942
Unrealized Appreciation of Forward Foreign
  Currency Contracts                                    223,721
Foreign Tax Reclaim Receivable                           85,010
Receivable for Expense Reimbursement                     56,059
Variation Margin Receivable                               4,777
Deferred Organization Expenses                            1,018
Prepaid Expenses and Other Assets                           317
                                                   ------------
    Total Assets                                    314,209,441
                                                   ------------
LIABILITIES
Payable for Investments Purchased                     5,866,770
Unrealized Depreciation of Forward Foreign
  Currency Contracts                                    321,240
Custody Fee Payable                                     216,961
Advisory Fee Payable                                    137,642
Administrative Services Fee Payable                       7,770
Administration Fee Payable                                  759
Accrued Trustees' Fees and Expenses                         646
Fund Services Fee Payable                                   262
Accrued Expenses                                         19,056
                                                   ------------
    Total Liabilities                                 6,571,106
                                                   ------------

NET ASSETS
Applicable to Investors' Beneficial Interests      $307,638,335
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED JUNE 30, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income (Net of Foreign Withholding Tax
  of $49 )                                                       $ 8,120,749
Dividend Income (Net of Foreign Withholding Tax
  of $130,303 )                                                    3,418,859
                                                                 -----------
    Investment Income                                             11,539,608
EXPENSES
Advisory Fee                                       $ 1,591,589
Custodian Fees and Expenses                            569,049
Administrative Services Fee                             89,749
Professional Fees                                       46,628
Fund Services Fee                                        9,911
Administration Fee                                       9,729
Trustees' Fees and Expenses                              5,908
Amortization of Organization Expenses                    1,000
Registration Fees                                          610
Miscellaneous                                            2,571
                                                   -----------
    Total Expenses                                   2,326,744
Less: Reimbursement of Expenses                       (433,717)
                                                   -----------
NET EXPENSES                                                       1,893,027
                                                                 -----------
NET INVESTMENT INCOME                                              9,646,581
NET REALIZED GAIN ON
  Investment Transactions (including $301,928 net
    realized gain from futures contracts)           19,799,463
  Foreign Currency Transactions                        642,457
                                                   -----------
    Net Realized Gain                                             20,441,920
NET CHANGE IN UNREALIZED
  APPRECIATION(DEPRECIATION) OF
  Investments (including $27,568 net unrealized
    depreciation from futures contracts)            27,123,692
  Foreign Currency Contracts and Translations         (174,071)
                                                   -----------
    Net Change in Unrealized Appreciation                         26,949,621
                                                                 -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                     $57,038,122
                                                                 -----------
                                                                 -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE FISCAL   FOR THE FISCAL
                                                     YEAR ENDED       YEAR ENDED
                                                   JUNE 30, 1997    JUNE 30, 1996
                                                   --------------   --------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $    9,646,581   $    6,827,153
Net Realized Gain on Investments and Foreign
  Currency Transactions                                20,441,920       14,992,967
Net Change in Unrealized Appreciation of
  Investments and Foreign Currency Translations        26,949,621        9,523,570
                                                   --------------   --------------
    Net Increase in Net Assets Resulting from
      Operations                                       57,038,122       31,343,690
                                                   --------------   --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                         132,528,025       99,908,688
Withdrawals                                          (127,909,364)     (72,347,617)
                                                   --------------   --------------
    Net Increase from Investors' Transactions           4,618,661       27,561,071
                                                   --------------   --------------
    Total Increase in Net Assets                       61,656,783       58,904,761
NET ASSETS
Beginning of Fiscal Year                              245,981,552      187,076,791
                                                   --------------   --------------
End of Fiscal Year                                 $  307,638,335   $  245,981,552
                                                   --------------   --------------
                                                   --------------   --------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                            FOR THE PERIOD
                                                    FOR THE FISCAL YEAR      JULY 8, 1993
                                                      ENDED JUNE 30,       (COMMENCEMENT OF
                                                   ---------------------    OPERATIONS) TO
                                                    1997     1996   1995    JUNE 30, 1994
                                                   -------   ----   ----   ----------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                            0.65%  0.65%  0.65%             0.70%(a)
  Net Investment Income                               3.33%  3.35%  3.71%             2.88%(a)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                             0.15%  0.17%  0.32%             0.48%(a)
Portfolio Turnover                                     100%   144%   136%              115%(b)
Average Broker Commission Rate per share           $0.0060     --     --                --

------------------------
(a) Annualized.

(b) Not Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Diversified Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 29, 1993. The Portfolio's investment objective is to provide a high total return from a diversified portfolio of equity and fixed income securities. The Portfolio may invest in international markets. The Portfolio commenced operations on July 8, 1993. The Portfolio's Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

Investments in international markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in foreign countries could adversely affect the liquidity or value, or both, of such securities in which the Portfolio is invested. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    a)The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All Portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

    b)The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the

THE DIVERSIFIED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 1997
--------------------------------------------------------------------------------
      Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

    c)The books and records of the Portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expense are translated at the exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in the exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations.

      Although the net assets of the Portfolio are presented at the exchange rates and market values prevailing at the end of the period, the Portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

    d)The Portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Portfolio's Trustees, and the change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of forward and spot foreign currency contract translations. At June 30, 1997, the Portfolio had open forward foreign currency contracts as follows:

      SUMMARY OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                                U.S. DOLLAR   NET UNREALIZED
                                                     COST/       VALUE AT     APPRECIATION/
PURCHASE CONTRACTS                                  PROCEEDS      6/30/97     (DEPRECIATION)
-------------------------------------------------  ----------   -----------   --------------
French Franc 3,694,804, expiring 07/24/97........  $  646,000   $   629,762   $     (16,238)
German Mark 1,696,568, expiring 07/24/97.........     981,500       974,512          (6,988)
Japanese Yen 564,984,358, expiring 07/24/97......   4,785,200     4,947,257         162,057


SALES CONTRACTS
-------------------------------------------------
Canadian Dollar 2,500,000, expiring 09/09/97.....  $1,828,521   $ 1,818,344   $      10,177
French Franc 6,042,898, expiring 07/24/97........   1,046,933     1,029,984          16,949
German Mark 1,700,991, expiring 07/24/97.........     990,096       977,053          13,043
Japanese Yen 586,797,062, expiring 07/24/97......   4,861,740     5,138,259        (276,519)
                                                                              --------------
NET UNREALIZED DEPRECIATION ON FORWARD FOREIGN
 CURRENCY CONTRACTS..............................                             $     (97,519)
                                                                              --------------
                                                                              --------------

THE DIVERSIFIED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 1997
--------------------------------------------------------------------------------

    e)Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Upon entering into such a contract, the Portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The Portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. Futures transactions during the fiscal year ended June 30, 1997 are summarized as follows:

                                                   NUMBER OF   PRINCIPAL AMOUNT
                                                   CONTRACTS     OF CONTRACTS
                                                   ---------   ----------------
Contracts open at beginning of the fiscal year...        20    $     2,228,508
Contracts opened.................................       371         45,611,286
Contracts closed.................................      (365)       (45,918,310)
                                                   ---------   ----------------
Contracts open at end of the fiscal year.........        26    $     1,921,484
                                                   ---------   ----------------
                                                   ---------   ----------------

Summary of Open Contracts at June 30, 1997

                                                                    NET UNREALIZED
                                                                    APPRECIATION/
                                                   CONTRACTS LONG   (DEPRECIATION)
                                                   --------------   --------------
Australian All Ordinary Index, expiring September
 1997............................................             22    $      15,438
Financial Times-Stock Exchange 100-Share Index,
 expiring September 1997.........................              4          (30,307)
                                                   --------------   --------------
Totals...........................................             26    $     (14,869)
                                                   --------------   --------------
                                                   --------------   --------------

    f)The Portfolio incurred organization expenses in the amount of $5,000. These costs were deferred and are being amortized on a straight-line basis over a five-year period from the commencement of operations.

    g)Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount become known. Interest income, which includes the amortization of premiums and discount, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

THE DIVERSIFIED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 1997
--------------------------------------------------------------------------------

    h)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to tax on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The Portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

2. TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the agreement, the Portfolio pays Morgan at an annual rate of 0.55% of the Portfolio's average daily net assets. For the fiscal year ended June 30, 1997, this fee amounted to $1,591,589.

    b)The Portfolio had retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as administrator and exclusive placement agent. Under an Administration Agreement, Signature provided administrative services necessary for the operations of the Portfolio, furnished office space and facilities required for conducting the business of the Portfolio and paid the compensation of the Portfolio's officers affiliated with Signature. The agreement provided for a fee to be paid to Signature equal to the Portfolio's proportionate share of a complex-wide fee based on the following annual schedule: 0.03% on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios (the "Master Portfolios") in which The JPM Pierpont Funds, The JPM Institutional Funds or The JPM Advisor Funds invest and 0.01% on the aggregate average daily net assets of the Master Portfolios in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share its net assets bore to the total net assets of The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period from July 1, 1996 through July 31, 1996, such fees amounted to $2,938. The Administration Agreement with Signature was terminated July 31, 1996.

      Effective August 1, 1996, certain administrative functions formerly provided by Signature are provided by Funds Distributor, Inc. ("FDI"), a registered broker-dealer, and by Morgan. FDI also serves as the Portfolio's exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, the Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of the The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds, the Master Portfolios, JPM Series Trust, JPM Series Trust II and certain other investment companies subject to similar agreements with FDI. For the period August 1, 1996 through June 30, 1997, the fee for these services amounted to $6,791.

      On November 15, 1996, The JPM Advisor Funds terminated operations and were liquidated. Subsequent to that date, the net assets of The JPM Advisor Funds were no longer included in the calculation of the allocation of FDI's fees.

    c)The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of

THE DIVERSIFIED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 1997
--------------------------------------------------------------------------------
      the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. Until July 31, 1996, this charge was calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.03% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share its net assets bore to the net assets of the Master Portfolios and investors in the Master Portfolios for which Morgan provided similar services. For the period from July 1, 1996 through July 31, 1996, the fee for these services amounted to $5,686.

      Effective August 1, 1996, the Services Agreement was amended such that the annual complex-wide charge is calculated daily based on the aggregate average daily net assets of the Master Portfolios and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge paid by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Master Portfolios, investors in the Master Portfolios for which Morgan provides similar services, and JPM Series Trust. For the period from August 1, 1996 through June 30, 1997, the fee for these services amounted to $84,063.

      In addition, Morgan has agreed to reimburse the Portfolio to the extent necessary to maintain the total operating expenses of the Portfolio at no more than 0.65% of the average daily net assets of the Portfolio through October 31, 1997. For the fiscal year ended June 30, 1997, Morgan has agreed to reimburse the Portfolio $433,717 for expenses under this agreement.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $9,911 for the fiscal year ended June 30, 1997.

    e)An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds, the Master Portfolios and JPM Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. Prior to April 1, 1997, the aggregate annual Trustee Fee was $65,000. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $2,000.

THE DIVERSIFIED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 1997
--------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the fiscal year ended June 30, 1997 were as follows:

                                                     COST OF        PROCEEDS
                                                    PURCHASES      FROM SALES
                                                   ------------   ------------
U.S. Government and Agency Obligations...........  $175,984,048   $ 99,223,481
Corporate, Collateralized Obligations and other
securities.......................................   109,344,601    176,593,018
                                                   ------------   ------------
                                                   $285,328,649   $275,816,499
                                                   ------------   ------------
                                                   ------------   ------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Diversified Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Diversified Portfolio (the "Portfolio") at June 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the three years in the period then ended and for the period July 8, 1993 (commencement of operations) through June 30, 1994, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1997 by correspondence with the custodians and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
August 20, 1997

JPM PIERPONT PRIME MONEY MARKET FUND
JPM PIERPONT TAX EXEMPT MONEY MARKET FUND
JPM PIERPONT FEDERAL MONEY MARKET FUND
JPM PIERPONT SHORT TERM BOND FUND
JPM PIERPONT BOND FUND
JPM PIERPONT TAX EXEMPT BOND FUND
JPM PIERPONT NEW YORK TOTAL RETURN BOND FUND
JPM PIERPONT SHARES: CALIFORNIA BOND FUND
JPM PIERPONT EMERGING MARKETS DEBT FUND
JPM PIERPONT DIVERSIFIED FUND
JPM PIERPONT U.S. EQUITY FUND
JPM PIERPONT SHARES: TAX AWARE U.S. EQUITY FUND
JPM PIERPONT SHARES: TAX AWARE DISCIPLINED EQUITY FUND
JPM PIERPONT U.S. SMALL COMPANY FUND
JPM PIERPONT U.S. SMALL COMPANY OPPORTUNITIES FUND
JPM PIERPONT INTERNATIONAL EQUITY FUND
JPM PIERPONT INTERNATIONAL OPPORTUNITIES FUND
JPM PIERPONT EMERGING MARKETS EQUITY FUND
JPM PIERPONT EUROPEAN EQUITY FUND
JPM PIERPONT JAPAN EQUITY FUND
JPM PIERPONT ASIA GROWTH FUN





FOR MORE INFORMATION ON HOW THE JPM PIERPONT FAMILY OF FUNDS CAN HELP YOU PLAN FOR YOUR FUTURE, CALL J.P. MORGAN FUNDS SERVICES AT (800) 521-5411.



The
JPM Pierpont
Diversified
Fund




ANNUAL REPORT
JUNE 30, 1997